UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end:    June 30

Date of reporting period:    December 31, 2013

Item 1: Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached herewith.

2

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Semi-Annual Report

December 31, 2013

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets of Common Shares as of December 31, 2013

$1,029.9 million

Portfolio Data as of December 31, 2013

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2013 (%) (1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	21.1	(4.8)	16.3
Energy	11.2	(3.1)	8.1
Financial	16.5	(3.7)	12.8
Healthcare	4.8	—	4.8
Industrials	11.7	(2.8)	8.9
Information Technology	24.6	(6.5)	18.1
Materials	1.7	(1.1)	0.6
Other	0.9	—	0.9
Telecommunication Services	2.3	—	2.3
Real Estate Investment Trust	—	(0.6)	(0.6)
Utilities	—	(0.6)	(0.6)

Top 5 Holdings as of 12/31/2013 (%)(1)(2) Long Securities		Short Securities
Alliance Data Systems Corp.	5.3	SPDR S&P Oil & Gas Exploration & Production, ETF	(1.7)
CBS Corp.	4.6	Potash Corp. of Saskatchewan, Inc.	(1.1)
GNC Holdings, Inc.	4.2	M&T Bank Corp.	(1.1)
Melco Crown Entertainment, Ltd.	3.2	Fastenal Co.	(1.1)
Pioneer Natural Resources Co.	3.1	Powershares QQQ Trust Series 1, ETF	(0.9)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2013

$60.4 million

Portfolio Data as of December 31, 2013

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2013 (%) (1)(2)	Long Exposure	Short Exposure	Net Exposure
Healthcare: Biotechnology	23.1	(8.7)	14.4
Healthcare Distributors	2.8	—	2.8
Healthcare Equipment	14.4	(3.0)	11.4
Healthcare Facilities	3.3	(2.0)	1.3
Healthcare Services	8.2	(4.1)	4.1
Healthcare Supplies	1.7	—	1.7
Healthcare Technology	2.7	(0.7)	2.0
Life Sciences Tools & Services	6.6	(0.6)	6.0
Managed Healthcare	0.7	(7.4)	(6.7)
Pharmaceuticals	10.7	(7.9)	2.8
Financial	4.1	—	4.1
Consumer Discretionary	1.1	—	1.1
Information Technology	1.0	—	1.0
Consumer Staples	-	(0.9)	(0.9)

Top 5 Holdings as of 12/31/2013 (%)(1)(2) Long Securities		Short Securities
Cardinal Health, Inc.	2.8	Chemed Corp.	(2.4)
Aon PLC	2.7	Bristol-Myers Squibb Co.	(2.4)
Gilead Sciences, Inc.	2.7	Horizon Pharma, Inc.	(2.4)
Thoratec Corp.	2.6	Cigna Corp.	(2.3)
NuVasive, Inc.	2.4	Eli Lilly & Co.	(2.2)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Floating Rate Opportunities Fund

Objective

Highland Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.

Net Assets of Common Shares as of December 31, 2013

$1,609.7 million

Portfolio Data as of December 31, 2013

The information below provides a snapshot of Highland Floating Rate Opportunities Fund at the end of the reporting period. Highland Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time.

Floating rate loan investments present special financial risks. Defaults on the loans, nonpayment and prepayment of principal could affect the valuation of the portfolio’s holdings.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund’s ability to invest in high-yield debt securities (or junk securities) generally subjects the Fund to greater risk. The use of leverage involves certain risks, such as greater volatility of the NAV of the Fund’s shares and the nonpayment of dividends.

Quality Breakdown as of 12/31/2013 (%)(1)(2)
AAA	0.1
AA	0.4
A	0.3
BBB	4.9
BB	30.0
B	51.6
CCC	8.7
D	0.1
Not Rated	3.9

Top 5 Sectors as of 12/31/2013 (%)(1)(2)
Media & Telecommunications	14.0
Financial	11.5	(3)
Service	10.8
Information Technology	8.0
Chemicals	7.2

Top 10 Holdings as of 12/31/2013 (%)(1)(2)
Media General, Inc. (Common Stocks & Exchange-Traded Funds)	5.3
Metro-Goldwyn-Mayer, Inc., Class A (Common Stocks & Exchange-Traded Funds)	2.1
CCS Medical, Inc. (U.S. Senior Loans)	1.9
Texas Competitive Electric Holdings Co. LLC (U.S. Senior Loans)	1.8
Dell, Inc. (U.S. Senior Loans)	1.7
SUPERVALU, Inc. (U.S. Senior Loans)	1.5
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange-Traded Funds)	1.4
Tribune Co. (U.S. Senior Loans)	1.4
JC Penney Corp., Inc.(U.S. Senior Loans)	1.4
Arch Coal, Inc. (U.S. Senior Loans)	1.3

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total senior loans, collateralized loan obligations and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying loans and bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes Collateralized Loan Obligations

Semi-Annual Report	3

FINANCIAL STATEMENTS

December 31, 2013

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2013	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks & Exchange-Traded Funds - 93.8%

CONSUMER DISCRETIONARY - 20.1%
745,487	CBS Corp., Class B (a)	47,517,341
205,700	Dollar Tree, Inc. (b)	11,605,594
745,140	GNC Holdings, Inc., Class A (a)	43,553,433
458,250	H&R Block, Inc.	13,307,580
384,992	Life Time Fitness, Inc. (b)(c)	18,094,624
847,107	Melco Crown Entertainment, Ltd. ADR (b)(c)	33,223,537
1,763,828	News Corp., Class A (a)(b)	31,784,181
419,380	Service Corp. International (a)	7,603,359

		206,689,649

ENERGY - 11.2%
535,979	Cabot Oil & Gas Corp.	20,774,546
45,300	Cimarex Energy Co.	4,752,423
141,543	Concho Resources, Inc. (b)	15,286,644
286,000	Marathon Petroleum Corp. (a)	26,234,780
174,139	Pioneer Natural Resources Co. (a)	32,053,766
326,900	Valero Energy Corp.	16,475,760

		115,577,919

FINANCIAL - 16.5%
109,832	Affiliated Managers Group, Inc. (a)(b)	23,820,364
416,100	American International Group, Inc. (a)	21,241,905
313,611	Arthur J. Gallagher & Co. (a)	14,717,764
932,347	E*TRADE Financial Corp. (b)	18,311,295
817,300	Fidelity National Financial, Inc., Class A	26,521,385
480,860	Fifth Third Bancorp	10,112,486
430,800	Legg Mason, Inc.	18,731,184
202,800	MetLife, Inc.	10,934,976
1,716,429	Newcastle Investment Corp., REIT (c)	9,852,302
350,000	NMI Holdings, Inc., Class A (b)(c)	4,455,500
153,000	State Street Corp.	11,228,670

		169,927,831

HEALTHCARE - 4.8%
495,741	Acadia Healthcare Co., Inc. (b)(c)	23,463,422
92,400	Actavis PLC (b)	15,523,200
86,623	Valeant Pharmaceuticals International, Inc. (b)	10,169,540

		49,156,162

INDUSTRIALS - 11.7%
341,285	AerCap Holdings NV (a)(b)	13,088,280
173,650	B/E Aerospace, Inc. (b)	15,112,760
162,941	Colfax Corp. (b)	10,377,712
52,400	Dover Corp.	5,058,696
107,150	FedEx Corp.	15,404,955
100,000	Ingersoll-Rand PLC	6,160,000
158,700	Kirby Corp. (b)(c)	15,750,975
645,500	MasTec, Inc. (b)(c)	21,120,760
333,199	Pendrell Corp. (b)	669,730
78,500	Pentair, Ltd.	6,097,095
123,150	Watsco, Inc.	11,829,789

		120,670,752

Shares		Value ($)

INFORMATION TECHNOLOGY - 24.6%
206,605	Alliance Data Systems Corp. (a)(b)(c)	54,322,653
36,050	Apple, Inc.	20,228,015
337,050	Ciena Corp. (b)	8,065,606
84,092	Cognizant Technology Solutions Corp., Class A (b)	8,491,610
1,922,119	Compuware Corp. (a)	21,546,954
567,310	Facebook, Inc., Class A (b)	31,009,165
94,500	FleetCor Technologies, Inc. (b)	11,072,565
11,100	Google, Inc., Class A (b)	12,439,881
280,000	Micron Technology, Inc. (b)	6,092,800
437,394	Monolithic Power Systems, Inc. (a)(b)	15,160,076
480,900	NXP Semiconductor NV (b)	22,087,737
440,754	Rackspace Hosting, Inc. (a)(b)(c)	17,246,704
148,500	SolarWinds, Inc. (b)	5,617,755
238,100	Western Digital Corp.	19,976,590

		253,358,111

MATERIALS - 1.7%
164,700	Freeport-McMoRan Copper & Gold, Inc.	6,215,778
98,000	Monsanto Co.	11,421,900

		17,637,678

OTHER - 0.9%
480,654	Highland/iBoxx Senior Loan, ETF (d)	9,579,434

TELECOMMUNICATION SERVICES - 2.3%
264,907	SBA Communications Corp., Class A (a)(b)	23,799,245

	Total Common Stocks & Exchange-Traded Funds (Cost $861,921,419)	966,396,781

Master Limited Partnerships (a) - 1.0%

CONSUMER DISCRETIONARY - 1.0%
197,115	Cedar Fair LP	9,772,962

	Total Master Limited Partnerships (Cost $8,199,937)	9,772,962

Investment Companies (e) - 6.6%
68,431,932	State Street Navigator Prime Securities Lending Portfolio	68,431,932

	Total Investment Companies (Cost $68,431,932)	68,431,932

Total Investments - 101.4%		1,044,601,675

(Cost $938,553,288) (f)

Securities Sold Short (g) - (23.2)%

Common Stocks & Exchange-Traded Funds - (23.2)%

CONSUMER DISCRETIONARY - (4.8)%
81,100	Consumer Discretionary Select Sector SPDR Fund, ETF	(5,419,913)
118,100	DSW, Inc., Class A	(5,046,413)
31,225	Harman International Industries, Inc.	(2,555,766)
149,298	REA Group, Ltd.	(5,043,581)
83,400	Sinclair Broadcast Group, Inc., Class A	(2,979,882)
95,150	SPDR S&P Retail, ETF	(8,382,715)

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Long/Short Equity Fund

Shares		Value ($)

Securities Sold Short (g) (continued)
Common Stocks & Exchange-Traded Funds (continued)

CONSUMER DISCRETIONARY (continued)
117,295	Starz, Class A (h)	(3,429,706)
68,886	Time Warner, Inc.	(4,802,732)
69,800	Under Armour, Inc., Class A (h)	(6,093,540)
61,500	Viacom, Inc., Class B	(5,371,410)

		(49,125,658)

ENERGY - (3.1)%
23,200	CARBO Ceramics, Inc.	(2,703,496)
54,100	Continental Resources, Inc. (h)	(6,087,332)
93,810	Energen Corp.	(6,637,058)
248,065	SPDR S&P Oil & Gas Exploration & Production, ETF	(16,999,894)

		(32,427,780)

FINANCIAL - (3.7)%
288,508	Federated Investors, Inc., Class B	(8,309,030)
320,800	Financial Select Sector SPDR Fund, ETF	(7,012,688)
78,800	iShares US Real Estate, ETF	(4,971,492)
96,575	M&T Bank Corp.	(11,243,262)
253,600	New York Community Bancorp, Inc.	(4,273,160)
197,909	People’s United Financial, Inc.	(2,992,384)

		(38,802,016)

INDUSTRIALS - (2.8)%
80,259	Air Lease Corp.	(2,494,449)
30,600	Armstrong World Industries, Inc. (h)	(1,762,866)
41,865	Boeing Co. (The)	(5,714,154)
78,700	Deere & Co.	(7,187,671)
236,235	Fastenal Co.	(11,223,525)

		(28,382,665)

INFORMATION TECHNOLOGY - (6.5)%
71,800	Analog Devices, Inc.	(3,656,774)
68,870	AOL, Inc. (h)	(3,210,719)
68,206	Cognex Corp. (h)	(2,604,105)
104,800	Computer Sciences Corp.	(5,856,224)
64,600	Dolby Laboratories, Inc., Class A (h)	(2,490,976)
94,400	Linear Technology Corp.	(4,299,920)
269,800	Marvell Technology Group, Ltd.	(3,879,724)
81,466	Mellanox Technologies, Ltd. (h)	(3,256,196)
413,102	NVIDIA Corp.	(6,617,894)
105,000	Powershares QQQ Trust Series 1, ETF	(9,235,800)
48,400	SanDisk Corp.	(3,414,136)
60,400	SAP AG ADR	(5,263,256)
19,565	ServiceNow, Inc. (h)	(1,095,836)
72,100	Texas Instruments, Inc.	(3,165,911)
65,000	Twitter, Inc. (h)	(4,137,250)
80,500	Xilinx, Inc.	(3,696,560)
16,700	Yelp, Inc. (h)	(1,151,466)

		(67,032,747)

MATERIALS - (1.1)%
360,900	Potash Corp. of Saskatchewan, Inc.	(11,895,264)

Shares		Value ($)

REAL ESTATE INVESTMENT TRUST - (0.6)%
75,000	American Tower Corp., REIT	(5,986,500)

UTILITIES - (0.6)%
279,005	United States Natural Gas Fund LP, ETF (h)	(5,772,613)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $227,703,048)	(239,425,243)

	Total Securities Sold Short (Proceeds $227,703,048)	(239,425,243)

Other Assets & Liabilities, Net - 21.8%		224,674,548

Net Assets - 100.0%		1,029,850,980

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $328,634,465.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2013, the market value of securities loaned was $67,673,953. The loaned securities were secured with cash collateral of $68,431,932. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Affiliated issuer. Assets with a total aggregate market value of $9,579,434, or 0.9% of net assets, were affiliated with the Fund as of December 31, 2013.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	Cost for U.S. federal income tax purposes is $938,553,288.
(g)	As of December 31, 2013, $154,731,920 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Currency Abbreviations:

AUD	Australian Dollar
USD	United States Dollar

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Bank of America, for which $3,589,750 was pledged as collateral, open at December 31, 2013:

Description	Expiration Date	Numberof Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
AUD v.USD	March 2014	239	$21,227,980	$(24,443)
S&P 500 Emini Index	March 2014	701	64,530,555	(1,599,634)
WTI Crude	March 2014	102	10,052,100	(77,076)

				$(1,701,153)

Written options contracts outstanding as of December 31, 2013 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
SPDR S&P 500 ETF Trust	$179.00	January 2014	1,200	$538,270	$(753,600)

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2013	Highland Long/Short Healthcare Fund

Shares		Value ($)

Common Stocks - 76.4%

CONSUMER DISCRETIONARY - 1.1%
36,255	Service Corp. International (a)	657,303

FINANCIAL - 4.1%
19,548	Aon PLC (a)	1,639,882
17,382	eHealth, Inc. (b)(c)	808,089

		2,447,971

HEALTHCARE - 70.2%

Biotechnology - 21.5%
35,000	ACADIA Pharmaceuticals, Inc. (a)(c)	874,650
3,579	Biogen Idec, Inc. (c)	1,001,225
6,923	Celgene Corp. (a)(c)	1,169,710
17,848	Cepheid, Inc. (a)(c)	833,859
80,000	Chelsea Therapeutics International, Ltd. (a)(b)(c)	354,400
14,109	Chimerix, Inc. (c)	213,187
36,107	Foundation Medicine, Inc. (b)(c)	860,069
214,890	Galena Biopharma, Inc. (b)(c)	1,065,854
21,298	Gilead Sciences, Inc. (a)(b)(c)	1,600,545
16,351	Intercept Pharmaceuticals, Inc. (a)(c)	1,116,446
25,956	Karyopharm Therapeutics, Inc. (b)(c)	594,912
26,105	Keryx Biopharmaceuticals, Inc. (b)(c)	338,060
56,655	MiMedx Group, Inc. (c)	495,165
12,171	Nanosphere, Inc. (c)	27,872
8,834	Portola Pharmaceuticals, Inc. (b)(c)	227,475
17,762	Repligen Corp. (b)(c)	242,274
57,512	Sarepta Therapeutics, Inc. (b)(c)	1,171,519
15,416	Swedish Orphan Biovitrum AB (c)	160,218
8,254	Vertex Pharmaceuticals, Inc. (c)	613,272

		12,960,712

Healthcare Distributors - 2.8%
25,000	Cardinal Health, Inc. (a)	1,670,250

Healthcare Equipment - 14.4%
5,124	Becton Dickinson and Co. (b)	566,151
24,611	Cardiovascular Systems, Inc. (a)(c)	843,911
1,068,076	Genesys Ventures IA, LP (c)(d)	622,688
36,569	GenMark Diagnostics, Inc. (a)(c)	486,733
7,223	HeartWare International, Inc. (b)(c)	678,673
14,750	Natus Medical, Inc. (a)(c)	331,875
31,718	Novadaq Technologies, Inc. (a)(c)	523,030
44,643	NuVasive, Inc. (a)(c)	1,443,308
54,397	Rockwell Medical Technologies, Inc. (b)(c)	567,905
13,190	St Jude Medical, Inc. (b)	817,121
42,230	Thoratec Corp. (a)(c)	1,545,618
21,000	Veracyte, Inc. (b)(c)	304,500

		8,731,513

Healthcare Facilities - 3.3%
7,000	Acadia Healthcare Co., Inc. (a)(c)	331,310
75,804	Adcare Health Systems, Inc. (a)(c)	325,957
23,573	HCA Holdings, Inc. (c)	1,124,668
17,134	Select Medical Holdings Corp. (b)	198,926

		1,980,861

Shares		Value ($)

Healthcare Services - 8.2%
88,450	BioScrip, Inc. (b)(c)	654,530
3,982,699	CNS Response, Inc. (c)(d)	934,341
25,645	ExamWorks Group, Inc. (a)(b)(c)	766,016
11,463	Express Scripts Holding Co. (a)(b)(c)	805,161
35,513	Premier, Inc., Class A (a)(c)	1,305,458
10,729	Team Health Holdings, Inc. (a)(c)	488,706

		4,954,212

Healthcare Supplies - 1.7%
21,193	DENTSPLY International, Inc. (b)	1,027,437

Healthcare Technology - 2.7%
42,200	Quality Systems, Inc. (a)	888,732
106,535	Streamline Health Solutions, Inc. (c)	743,614

		1,632,346

Life Sciences Tools & Services - 6.4%
10,295	Agilent Technologies, Inc. (a)	588,771
5,270	Bio-Rad Laboratories, Inc., Class A (b)(c)	651,425
23,467	ICON PLC (a)(b)(c)	948,301
74,508	NanoString Technologies, Inc. (b)(c)	1,284,518
8,765	PAREXEL International Corp. (a)(c)	396,003

		3,869,018

Managed Healthcare - 0.7%
7,082	Health Net, Inc. (a)(c)	210,123
3,500	WellCare Health Plans, Inc. (a)(c)	246,470

		456,593

Pharmaceuticals - 8.5%
4,318	Actavis PLC (a)(c)	725,424
73,388	Endocyte, Inc. (a)(b)(c)	784,518
13,082	GlaxoSmithKline PLC ADR (a)(b)	698,448
15,177	Merck & Co., Inc. (a)	759,609
245,627	NuPathe, Inc. (c)	803,200
10,522	Stada Arzneimittel AG	520,869
145,326	Trimel Pharmaceuticals Corp. (c)	54,711
23,885	Zoetis, Inc.	780,800

		5,127,579

		42,410,521

INFORMATION TECHNOLOGY - 1.0%
15,252	WebMD Health Corp. (b)(c)	602,454

	Total Common Stocks (Cost $41,039,424)	46,118,249

Units

Rights (c) - 0.0%

HEALTHCARE - 0.0%

Healthcare Equipment - 0.0%
69,326	Wright Medical Group, Inc.	22,392

	Total Rights (Cost $188,241)	22,392

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Long/Short Healthcare Fund

Units		Value ($)

Warrants (c) - 4.0%

HEALTHCARE - 4.0%

Biotechnology - 1.6%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	109,887
121,816	MediciNova, Inc., expires 03/24/2016 (d)	73,872
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016 (d)	765,295

		949,054

Life Sciences Tools & Services - 0.2%
177,478	Delcath Systems, Inc., expires 05/25/2017 (d)	5,852
40,000	Pluristem Therapeutics, Inc., expires 01/27/2016	42,931
30,000	pSivida Corp., expires 01/19/2016 (d)	41,122

		89,905

Pharmaceuticals - 2.2%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	370
252,549	Horizon Pharmaceuticals, expires 09/20/2017 (d)	1,263,791
521,727	Neostem, Inc., expires 07/19/2016 (d)	91,919

		1,356,080

	Total Warrants (Cost $—)	2,395,039

Contracts

Purchased Put Options (e) - 0.0%
157	Raptor Pharmaceutical Corp., Strike price $12.50, expires 01/18/2014	9,813

	Total Purchased Put Options (Cost $16,613)	9,813

Shares

Investment Companies (f) - 16.4%
9,908,413	State Street Navigator Prime Securities Lending Portfolio	9,908,413

	Total Investment Companies (Cost $9,908,413)	9,908,413

Total Investments - 96.8%		58,453,906

(Cost $51,152,691) (g)

Securities Sold Short (h) - (35.3)%

Common Stocks - (35.3)%

CONSUMER STAPLES - (0.9)%
9,560	Walgreen Co.	(549,127)

Shares		Value ($)

HEALTHCARE - (34.4)%

Biotechnology - (8.7)%
38,431	Galectin Therapeutics, Inc. (i)	(310,522)
78,391	Geron Corp. (i)	(371,573)
43,187	Halozyme Therapeutics, Inc. (i)	(647,373)
25,949	ImmunoGen, Inc. (i)	(380,672)
24,190	Intrexon Corp. (i)	(575,722)
16,500	MacroGenics, Inc. (i)	(452,595)
17,400	Organovo Holdings, Inc. (i)	(192,618)
60,000	Raptor Pharmaceutical Corp. (i)	(781,200)
21,203	Seattle Genetics, Inc. (i)	(845,788)
155,000	Threshold Pharmaceuticals, Inc. (i)	(723,850)

		(5,281,913)

Healthcare Equipment - (3.0)%
15,962	Abaxis, Inc. (i)	(638,799)
8,747	DexCom, Inc. (i)	(309,731)
18,747	ResMed, Inc.	(882,609)

		(1,831,139)

Healthcare Facilities - (2.0)%
30,832	Community Health Systems, Inc. (i)	(1,210,773)

Healthcare Services - (4.1)%
18,858	Chemed Corp.	(1,444,900)
18,664	Fresenius Medical Care AG & Co. KGaA, ADR	(664,065)
29,329	Gentiva Health Services, Inc. (i)	(363,973)

		(2,472,938)

Healthcare Technology - (0.7)%
17,947	HMS Holdings Corp. (i)	(407,935)

Life Sciences Tools & Services - (0.6)%
8,747	Fluidigm Corp. (i)	(335,185)

Managed Healthcare - (7.4)%
15,692	Cigna Corp.	(1,372,736)
11,764	Humana, Inc.	(1,214,280)
10,000	Magellan Health Services, Inc. (i)	(599,100)
13,966	WellPoint, Inc.	(1,290,319)

		(4,476,435)

Pharmaceuticals - (7.9)%
27,029	Bristol-Myers Squibb Co.	(1,436,591)
26,026	Eli Lilly & Co.	(1,327,326)
187,111	Horizon Pharma, Inc. (i)	(1,425,786)
2,624	Jazz Pharmaceuticals PLC (i)	(332,094)
46,725	Sciclone Pharmaceuticals, Inc. (i)	(235,494)

		(4,757,291)

		(20,773,609)

	Total Common Stocks (Proceeds $20,134,594)	(21,322,736)

	Total Securities Sold Short (Proceeds $20,134,594)	(21,322,736)

Other Assets & Liabilities, Net - 38.5%		23,258,686

Net Assets - 100.0%		60,389,856

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Long/Short Healthcare Fund

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $19,005,618.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2013, the market value of securities loaned was $9,744,486. The loaned securities were secured with cash collateral of $9,908,413. Collateral is calculated based on prior day’s prices. See Note 4.
(c)	Non-income producing security.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,798,880, or 6.3% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2013.
(e)	Options are shown at market value.
(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Cost for U.S. federal income tax purposes is $51,152,691.
(h)	As of December 31, 2013, $21,038,845, in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 68.7%

AEROSPACE - 2.5%
8,436,250	Continental Airlines, Inc. Class B Term Loan 4.00%, 04/01/2019	8,499,522
12,382,695	Delta Air Lines, Inc. Term Loan B-1 4.00%, 10/18/2018	12,455,443
8,720,930	Hawker Beechcraft Acquisition Co. LLC Term Loan 5.75%, 02/14/2020	8,808,139
10,630,667	TransDigm, Inc. Tranche C Term Loan 3.75%, 02/28/2020	10,672,977

		40,436,081

BROADCASTING - 1.5%
1,970,100	Charter Communications Operating LLC Term Loan F 3.00%, 01/04/2021	1,958,713
18,000,000	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	17,223,750
5,448,553	ComCorp Broadcasting, Inc. Term Loan 9.00%, 04/03/2014 (c)	5,427,304

		24,609,767

CHEMICALS - 6.0%
11,044,500	Arysta LifeScience SPC LLC First Lien Initial Term Loan 4.50%, 05/29/2020	11,129,101
5,750,000	Second Lien Initial Term Loan 11/30/2020 (b)	5,855,944
17,954,774	Axalta Coatings Systems Dutch Holdings B BV and Axalta Coatings Systems U.S. Holdings, Inc. Initial Term Loan B 02/01/2020 (b)	18,110,980
9,837,802	Ineos U.S. Finance LLC Dollar Term Loan 4.00%, 05/04/2018	9,889,057
13,865,285	MacDermid, Inc. Tranche B First Lien Term Loan 06/08/2020 (b)	13,990,904
6,639,699	PQ Corp. 2013 Term Loan 4.50%, 08/07/2017	6,696,967
19,376,913	Univar, Inc. New Term Loan B 6/30/2017 (b)	19,257,163
2,885,262	W.R. Grace & Co. 5-Year Revolver (d)	6,059,051
2,885,262	Revolver Credit Loan (d)	6,059,051

		97,048,218

Principal Amount ($)		Value ($)

CONSUMER DISCRETIONARY - 0.9%
3,000,000	Aramark Corp. U.S. Term Loan D 09/09/2019 (b)	3,023,100
3,229,248	FGI Operating Company, LLC Term Loan B 04/19/2019 (b)	3,253,467
7,735,294	Maxim Crane Works, L.P. Second Lien Term Loan 11/06/2018 (b)	7,793,309

		14,069,876

CONSUMER PRODUCTS - 1.1%
153,188	Spectrum Brands, Inc. Tranche C Term Loan 3.50%, 09/04/2019	153,704
14,251,234	SRAM LLC First Lien Term Loan 04/10/2020 (b)	14,274,962
3,389,673	Tempur-Pedic International, Inc. New Term Loan B 3.50%, 03/18/2020	3,391,486

		17,820,152

ENERGY - 2.0%
21,507,863	Arch Coal, Inc. Term Loan 05/16/2018 (b)	21,261,491
1,333,333	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	1,364,720
8,750,000	TGGT Holdings, LLC Term Loan 11/15/2018 (b)	8,815,625

		31,441,836

FINANCIAL - 3.5%
9,168,045	Cunningham Lindsey U.S., Inc. First Lien Initial Term Loan 5.00%, 12/10/2019	9,179,505
6,000,000	Kasima, LLC Term Loan 3.00%, 05/17/2021	5,985,000
3,930,300	LPL Holdings, Inc. Incremental Tranche B Term Loan 3.25%, 03/29/2019	3,933,582
13,773,457	National Financial Partners Corp. Term Loan B 07/01/2020 (b)	13,939,909
7,750,000	Nuveen Investments, Inc. Tranche B First Lien Term Loan 4.17%, 05/15/2017	7,730,625
3,000,000	Tranche B Second Lien Term Loan 6.50%, 02/28/2019	2,976,000
12,354,306	Ocwen Loan Servicing Initial Term Loan 02/15/2018 (b)	12,528,810

		56,273,431

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

FOOD & DRUG - 1.5%
23,804,528	SUPERVALU, Inc. New Term Loan 03/21/2019 (b)	24,064,830

FOOD & TOBACCO - 0.7%
11,940,000	US Foods, Inc. Incremental Term Loan 4.50%, 03/29/2019	12,071,818

FOREST PRODUCTS & CONTAINERS - 0.2%
3,316,335	Berlin Packaging LLC First Lien Term Loan 4.75%, 04/02/2019	3,347,442
400,000	Second Lien Term Loan 8.75%, 04/02/2020	410,500

		3,757,942

GAMING & LEISURE - 2.0%
49,819,311	Ginn LA Conduit Lender, Inc. First Lien Tranche B Term Loan (d)	1,494,579
23,243,312	First Lien Tranche A Credit-Linked Deposit (d)	697,299
7,000,000	Second Lien Term Loan (c)(d)	—
15,250,526	Hilton Worldwide Finance, LLC Initial Term Loan 10/26/2020 (b)	15,405,777
7,536,385	Las Vegas Sands LLC Term Loan B 03/31/2016 (b)	7,542,678
10,180,509	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (c)	4,547,633
1,990,000	Pinnacle Entertainment, Inc. Tranche B-2 Term Loan 3.75%, 08/13/2020	2,001,691
613,197	Tamarack Resort LLC Term Loan 0.00%, 07/02/2015	521,218
18,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan 0.00%, 02/03/2014 (c)	—

		32,210,875

HEALTHCARE - 5.1%
6,446,000	Akorn, Inc. Term Loan B 08/27/2020 (b)	6,490,316
5,852,590	Biomet Inc. Dollar Term Loan B-2 3.67%, 07/25/2017	5,897,099
9,601,000	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	9,775,019
31,146,760	CCS Medical, Inc. First Lien Term Loan 03/31/2015 (b)	30,562,758
9,329,512	Kinetic Concepts, Inc. Dollar Term Loan D-1 4.50%, 05/04/2018	9,393,652

Principal Amount ($)		Value ($)

HEALTHCARE (continued)
7,623,729	Onex Carestream Finance LP First Lien Term Loan 5.00%, 06/07/2019	7,731,414
7,000,000	Second Lien Term Loan 9.00%, 06/07/2019	7,148,750
2,109,062	Select Medical Corp. Series C Tranche B Term Loan 4.01%, 06/01/2018	2,118,300
2,977,500	United Surgical Partners International, Inc. Tranche B Term Loan 4.75%, 04/03/2019	2,998,417

		82,115,725

HOUSING - 0.7%
2,977,500	CBRE Services, Inc. Tranche B Term Loan 2.92%, 03/29/2021	2,994,249
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan 0.00%, 08/01/2016 (c)	4,000,000
166,449	Las Vegas Land Holdings LLC Term Loan 2.25%, 03/31/2016	151,468
7,591,233	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(d)	575,416
2,156,713	Nevada Land Group LLC Second Lien Initial Term Loan 10.00%, 11/12/2014 (c)	1,168,938
2,001,165	First Lien Initial Term Loan 40.17%, 11/10/2014	1,951,136

		10,841,207

INFORMATION TECHNOLOGY - 7.2%
4,259,786	Activision Blizzard, Inc. Term Loan 3.25%, 10/12/2020	4,294,908
17,738,915	Avaya, Inc. Term Loan B-5 03/30/2018 (b)	18,031,607
1,153,547	Dealer Computer Services, Inc. Tranche B Term Loan 2.17%, 04/21/2016	1,158,219
26,901,408	Dell Inc. Term Loan B 04/29/2020 (b)	27,026,365
10,745,091	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 01/15/2021 (b)	10,882,252
8,477,261	Infor (US), Inc. Tranche B-5 Term Loan 06/03/2020 (b)	8,479,042
11,822,367	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	11,948,038
4,926,500	Second Lien Initial Term Loan 9.75%, 04/30/2020	5,108,165
2,835,691	Novell, Inc. First Lien Term Facility 11/22/2017 (b)	2,894,177

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
5,704,712	RP Crown Parent, LLC First Lien New Term Loan 6.25%, 12/21/2018	5,737,200
12,000,000	Scientific Games International, Inc. Initial Term Loan 4.25%, 10/18/2020	12,040,500
1,237,500	SunGard Data Systems, Inc. Tranche D Term Loan 4.50%, 01/31/2020	1,246,268
2,275,687	Verint Systems, Inc. Term Loan 4.00%, 09/06/2019	2,290,479
4,916,983	Vertafore, Inc. Term Loan 4.25%, 10/03/2019	4,957,966

		116,095,186

MANUFACTURING - 3.7%
9,099,858	Doncasters U.S. Finance LLC Term Loan B 04/09/2020 (b)	9,211,695
8,000,000	Second Lien Term Loan 10/09/2020 (b)	8,140,000
480,000	Filtration Group Corp. Second Lien Term Loan 11/21/2020 (b)	492,000
1,533,546	First Lien Term Loan 4.50%, 11/20/2020	1,551,765
10,779,435	Quikrete Holdings, Inc. First Lien Initial Term Loan 09/28/2020 (b)	10,847,723
9,788,916	Silver II US Holdings, LLC Refincing Term Loan 12/13/2019 (b)	9,820,534
17,000,680	Veyance Technologies, Inc. Term Loan 09/08/2017 (b)	17,088,318
3,000,000	WTG Holdings III Corp. First Lien Term Loan 12/11/2020 (b)	3,019,995

		60,172,030

MEDIA & TELECOMMUNICATIONS - 8.4%
6,301,667	Aufinco Pty, Ltd. Term Loan B 4.00%, 05/30/2020	6,341,052
59,425,403	Broadstripe LLC First Lien Term Loan (c)(d)	766,588
1,713,726	Revolver (c)(d)	22,107
7,012,516	Cequel Communications, LLC Term Loan 02/14/2019 (b)	7,035,166
3,043,478	Crown Castle Operating Co. Term Loan B-2 01/29/2021 (b)	3,056,093
7,720,579	Cumulus Media Holdings, Inc. Term Loan 12/12/2020 (b)	7,778,484

Principal Amount ($)		Value ($)

MEDIA & TELECOMMUNICATIONS (continued)
2,945,251	Endurance Business Media, Inc. Term Loan 6.50%, 12/15/2014	677,408
14,924,623	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019	13,961,239
10,290,721	Integra Telecom Holdings, Inc. Term Loan B 02/22/2019 (b)	10,445,082
2,000,000	Knowledgepoint360 Group LLC Second Lien Term Loan 7.24%, 04/13/2015 (c)	1,737,600
12,000,000	Level 3 Financing Inc. Tranche B Term Loan 01/15/2020 (b)	12,110,040
5,500,000	Tranche B-III Term Loan 4.00%, 08/01/2019	5,540,673
5,000,000	Media General Inc. Term Loan B 07/31/2020 (b)	5,059,400
8,088,795	Nielsen Finance LLC Dollar Term Loan E 05/02/2016 (b)	8,123,172
22,500,000	Tribune Co. Initial Term Loan 12/27/2020 (b)	22,412,137
7,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	7,439,726
15,241,732	Univision Communications, Inc. Incremental Term Loan 03/02/2020 (b)	15,333,792
6,658,938	Extended First Lien Term Loan 4.50%, 03/02/2020	6,701,089

		134,540,848

METALS & MINERALS - 1.4%
3,117,188	Fairmount Minerals, Ltd. Tranche B-2 Term Loan 5.00%, 09/05/2019	3,171,738
6,816,033	Walter Energy, Inc. Term Loan A 04/01/2016 (b)	6,758,097
13,000,000	Term Loan B 04/02/2018 (b)	12,775,165

		22,705,000

RETAIL - 5.3%
11,970,000	American Builders & Contractors Supply Co., Inc. Term Loan B 3.50%, 04/16/2020	12,011,536
3,606,637	Bass Pro Group LLC New Term Loan 3.75%, 11/20/2019	3,632,929
5,681,871	Burlington Coat Factory Warehouse Corp. Term Loan B-2 02/23/2017 (b)	5,742,241

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

RETAIL (continued)
17,765,590	Guitar Center, Inc. Extended Term Loan 04/10/2017 (b)	17,376,968
2,390,010	Harbor Freight Tools USA, Inc. Initial Term Loan 4.75%, 07/26/2019	2,421,965
22,648,769	JC Penney Corp., Inc. Term Loan 05/22/2018 (b)	22,195,793
11,452,740	Michaels Stores, Inc. Term Loan B 01/28/2020 (b)	11,513,554
10,000,000	Neiman Marcus Group, Inc. (The) Term Loan 10/26/2020 (b)	10,139,600

		85,034,586

SERVICE - 8.9%
4,605,567	ADS Waste Holdings, Inc. Tranche B Term Loan 3.25%, 10/09/2019	4,637,230
7,587,929	Advantage Sales & Marketing, Inc. First Lien Term Loan 12/18/2017 (b)	7,633,456
650,220	Second Lien Term Loan 8.25%, 06/18/2018	660,584
12,343,750	AlixPartners LLP First Lien Term Loan B-2 07/10/2020 (b)	12,451,758
10,085,653	Cenveo Corp. Term Loan B 02/13/2017 (b)	10,169,717
10,243,000	Ceridian Corp. Term Loan 4.41%, 05/09/2017	10,300,617
7,722,960	EnergySolutions LLC Term Loan 7.25%, 08/12/2016	7,819,497
12,523,155	First Data Corp. Dollar Term Loan 03/24/2017 (b)	12,564,669
5,500,000	Dollar Term Loan 03/23/2018 (b)	5,517,930
1,000,000	Term Loan 4.16%, 09/24/2018	1,002,640
9,100,307	Moneygram International, Inc. Term Loan 03/27/2020 (b)	9,202,686
5,940,000	Sabre, Inc. Term Loan B 5.25%, 02/19/2019	5,993,846
9,664,504	ServiceMaster Co. (The) Tranche B Term Loan 01/31/2017 (b)	9,619,226
13,202,910	Spin Holdco, Inc. First Lien Initial Term Loan 11/14/2019 (b)	13,293,746
1,750,000	Incremental Term Loan B 11/14/2019 (b)	1,765,312

Principal Amount ($)		Value ($)

SERVICE (continued)
1,250,503	TransUnion, LLC Replacement Term Loan 02/28/2020 (b)	1,259,882
1,039,361	Travelport LLC Tranche 2 Term Loan 4.00%, 12/21/2016	1,061,448
683,905	Tranche 1 Term Loan 9.50%, 01/29/2016	709,767
11,940,000	Term Loan 6.25%, 06/26/2019	12,268,350
17,193,327	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	15,381,580

		143,313,941

TRANSPORTATION - 2.0%
10,342,200	Affinia Group, Inc. Tranche B-2 Term Loan 4.75%, 04/27/2020	10,497,333
7,960,000	Allison Transmission, Inc. Term Loan B-3 08/23/2019 (b)	8,017,232
2,193,562	Fram Group Holdings, Inc. First Lien Term Loan 07/28/2017 (b)	2,179,853
26,586	JHT Holdings, Inc. Second Lien Term Loan 7.75%, 04/24/2014 (c)	22,928
8,630,644	Pilot Travel Centers LLC Tranche B Term Loan 3.75%, 03/30/2018	8,660,247
2,977,387	Tranche B Term Loan 4.25%, 08/07/2019	2,996,011

		32,373,604

UTILITY - 4.1%
246,827	Calpine Corp. Term Loan 4.00%, 04/02/2018	248,964
512,821	Delayed Draw Term Loan 4.00%, 10/30/2020	517,079
2,739,726	EFS Cogen Holdings I Inc. Term Loan B 12/17/2020 (b)	2,763,698
589,695	Equipower Resources Holdings LLC First Lien Term B Advance 4.25%, 12/21/2018	593,012
8,938,634	First Lien Term C Advance 12/31/2019 (b)	8,987,797
13,000,000	Texas Competitive Electric Holdings Co. LLC Non Extended Term Loan 10/10/2014 (b)	9,239,750
40,877,210	Extended Term Loan 4.73%, 10/10/2017	28,375,733
14,558,989	Topaz Power Holdings LLC Term Loan B Advance 02/26/2020 (b)	14,568,089

		65,294,122

	Total U.S. Senior Loans (Cost $1,271,968,989)	1,106,291,075

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)

Foreign Denominated or Domiciled
Senior Loans (a) - 5.9%

CANADA - 3.0%
USD
11,666,667	Hudson’s Bay Co. First Lien Initial Term Loan 11/04/2020 (b)	11,873,050
375,000	2nd Lien Initial Term Loan 8.25%, 11/04/2021	388,594
10,479,452	Husky Injection Molding Systems, Ltd. New Term Loan 06/30/2018 (b)	10,573,610
15,944,925	Tervita Corp. Term Loan 05/15/2018 (b)	16,042,109
606,976	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E 08/05/2020 (b)	611,972
2,962,500	Tranche B Term Loan C-2 3.75%, 12/11/2019	2,988,111
5,881,555	Tranche B Term Loan E 4.50%, 08/05/2020	5,929,960

		48,407,406

CAYMAN ISLANDS - 0.2%
USD
3,488,325	Edwards (Cayman Islands II), Ltd. First Lien Initial Term Loan 5.50%, 03/26/2020	3,497,586

FRANCE - 0.1%
EUR
1,269,011	Vivarte Acquisition/Capex Facility 1 2.59%, 03/08/2016	1,508,196

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan 0.00%, 07/20/2016 (c)	336,233

GERMANY - 0.1%
USD
1,655,000	Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Term Loan Facility C 4.25%, 01/27/2017	1,671,889

IRELAND - 0.2%
USD
3,956,474	SSI Investments II, Ltd. New Term Loan 5.00%, 05/26/2017	3,993,566

LUXEMBOURG - 0.4%
USD
3,394,609	AI Chem & Cy SCA Tranche B-1 Term Loan 4.50%, 10/03/2019	3,430,694

Principal Amount		Value ($)

LUXEMBOURG (continued)
USD
1,761,300	Tranche B-2 Term Loan 4.50%, 10/03/2019	1,780,022
592,592	Second Lien Term Loan 8.25%, 04/03/2020	610,003

		5,820,719

NETHERLANDS - 0.3%
USD
3,989,744	NXP B.V. Tranche A-1 Term Loan 1.00%, 03/04/2017 (b)	4,051,585

NEW ZEALAND - 0.9%
USD
9,351,563	Pacific Industrial Services US Finco LLC Term Loan B 5.00%, 10/02/2018 (b)	9,505,489
4,149,213	Second Lien Initial Term Loan 8.75%, 04/02/2019	4,252,943

		13,758,432

UNITED KINGDOM - 0.0%
GBP
1,030,670	Henson No. 4, Ltd. Term Loan Facility C (c)(d)	89,211
1,026,435	Term Loan Facility B (c)(d)	89,865

		179,076

UNITED KINGDOM - 0.4%
USD
7,000,000	Virgin Media Investment Holdings, Ltd. Term Loan Facility B 3.50%, 06/08/2020	7,024,500

UNITED STATES - 0.3%
GBP
2,637,656	Knowledgepoint360 Group LLC First Lien Term Loan 3.78%, 04/14/2014 (c)	4,353,762

	Total Foreign Denominated or Domiciled Senior Loans (Cost $97,909,435)	94,602,950

Principal Amount ($)

Collateralized Loan Obligations (e) - 7.2%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.09%, 04/15/2021 (f)	1,884,400
3,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.59%, 06/15/2022 (f)	2,797,500
1,500,000	ACAS CLO, Ltd. Series 2007-1A, Class D 4.49%, 04/20/2021 (f)	1,355,250
1,000,000	Apidos CDO Series 2007-5A, Class C 1.69%, 04/15/2021 (f)	898,600
1,500,000	Apidos CLO Series 2013-12A, Class D 3.29%, 04/15/2025 (f)	1,408,650

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

Collateralized Loan Obligations (continued)
1,000,000	Series 2013-12A, Class F 5.14%, 04/15/2025 (f)	870,100
1,000,000	ARES XI CLO, Ltd. Series 2007-11A, Class E 6.25%, 10/11/2021 (f)	1,002,500
5,028,988	ARES XII CLO, Ltd. Series 2007-12A, Class E 5.99%, 11/25/2020 (f)	4,932,934
2,000,000	Babson CLO, Inc. Series 2005-2A, Class C1 1.94%, 07/20/2019 (f)	1,915,000
2,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.94%, 04/15/2021 (f)	1,892,000
1,000,000	Series 2007-2A, Class E 3.89%, 04/15/2021 (f)	927,600
750,000	BlueMountain CLO, Ltd. Series 2013-2A, Class D 3.82%, 01/22/2025 (f)	720,225
250,000	Series 2013-2A, Class E 5.32%, 01/22/2025 (f)	236,450
2,250,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.06%, 02/01/2022 (f)	1,992,375
1,410,000	Callidus Debt Partners CLO Fund V, Ltd. Series 5A, Class C 1.69%, 11/20/2020 (f)	1,318,491
2,000,000	Carlyle Global Market Strategies CLO Series 2013-2A, Class D 4.00%, 04/18/2025 (f)	1,942,600
3,000,000	Carlyle High Yield Partners X, Ltd. 3.44%, 04/19/2022 (f)	2,700,000
1,700,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.28%, 01/27/2025 (f)	1,580,150
1,500,000	Series 2012-1A, Class E 5.50%, 12/20/2023 (f)	1,417,500
750,000	Series 2013-1A, Class F 5.97%, 01/27/2025 (f)	670,875
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.54%, 04/15/2021 (f)	883,800
3,000,000	Series 2007-15A, Class C 2.49%, 03/11/2021 (f)	2,760,300
1,500,000	CIFC Funding, Ltd. Series 2006-1BA, Class B1L 1.85%, 12/22/2020 (f)	1,433,250
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.59%, 05/16/2019 (f)	1,832,600
742,733	CSAM Funding II Series 2A, Class B1 7.05%, 10/15/2016	747,189
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.24%, 12/01/2019 (f)	1,422,450
1,000,000	Dryden Senior Loan Fund Series 2012-25A, Class E 5.74%, 01/15/2025 (f)	977,500

Principal Amount ($)		Value ($)
2,500,000	Duane Street CLO II, Ltd. Series 2006-2A, Class E 3.99%, 08/20/2018 (f)	2,398,250
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.74%, 05/01/2022 (f)	2,580,000
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.74%, 04/20/2019 (f)	947,500
4,000,000	Flagship CLO Series 2013-7A, Class D 3.99%, 01/20/2026 (b)(f)	3,854,400
2,000,000	Series 2013-7A, Class E 4.99%, 01/20/2026 (b)(f)	1,809,000
3,000,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class D 1.75%, 12/20/2020 (f)	2,859,300
2,500,000	Series 2006-2A, Class E 3.75%, 12/20/2020 (f)	2,337,000
4,275,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class B1 0.94%, 10/27/2020 (f)	4,125,375
750,000	Series 2006-1A, Class C 1.76%, 10/27/2020 (f)	717,000
2,000,000	Series 2006-1A, Class D1 3.79%, 10/27/2020 (f)	1,925,000
1,695,322	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class E 5.24%, 08/01/2022 (f)	1,661,415
1,000,000	Grayson CLO, Ltd. Series 2006-1A, Class B 0.94%, 11/01/2021 (f)	889,000
3,000,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 1.99%, 11/01/2021 (f)	2,725,200
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.19%, 02/18/2021 (f)	773,743
1,250,000	Series 2013-1A, Class E 5.29%, 04/15/2025 (f)	1,108,875
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.84%, 08/21/2020 (f)	963,800
1,315,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class C 1.69%, 11/20/2020 (f)	1,221,372
1,500,000	Series 2006-1A, Class D 3.74%, 11/20/2020 (f)	1,398,750
1,250,000	HarbourView CLO Series 6A, Class D 3.95%, 12/27/2019 (f)	1,168,750
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.99%, 11/12/2019 (f)	994,889
1,683,283	Hillmark Funding Series 2006-1A, Class D 3.84%, 05/21/2021 (f)	1,503,172
1,000,000	ING Investment Management Series 2006-3A, Class C 1.70%, 12/13/2020 (f)	949,000

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

Collateralized Loan Obligations (continued)
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.74%, 01/20/2021 (f)	914,700
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.79%, 10/20/2018 (f)	944,800
2,500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.64%, 01/25/2019 (f)	2,325,000
636,115	Series 7A, Class D 2.09%, 11/15/2017 (f)	609,080
1,000,000	Landmark CDO, Ltd. Series 2007-9A, Class E 3.74%, 04/15/2021 (f)	915,000
918,075	Mountain Capital Clo VI, Ltd. Series 2007-6A, Class E 3.54%, 04/25/2019 (f)	832,052
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.75%, 09/20/2020 (f)	781,846
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.89%, 06/02/2025 (f)	2,670,000
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.24%, 11/20/2023 (f)	990,800
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class C 3.88%, 10/17/2025 (f)	952,000
1,000,000	Series 2013-1A, Class C 4.29%, 05/15/2025 (f)	994,300
1,500,000	Series 2013-2A, Class D 5.60%, 10/17/2025 (f)	1,420,800
1,500,000	Rockwall CDO, Ltd. Series 2006-1A, Class A1LB 0.74%, 08/01/2021 (f)	1,387,500
3,422,643	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.49%, 09/10/2021 (f)	3,260,067
3,000,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.94%, 05/27/2020 (f)	2,898,300
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L 1.59%, 04/27/2021 (f)	1,851,600
3,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.64%, 02/27/2021 (f)	2,755,200
4,000,000	Stone Tower CLO VI, Ltd. Series 2007-6A, Class D 3.84%, 04/17/2021 (f)	3,685,200
750,000	Venture V CDO, Ltd. Series 2005-1A, Class D 4.89%, 11/22/2018 (f)	716,250
3,500,000	Vibrant CLO, Ltd. 2012-1 Series 2012-1A, Class D 5.74%, 07/17/2024 (f)	3,338,300

	Total Collateralized Loan Obligations (Cost $108,082,387)	115,673,875

Principal Amount ($)		Value ($)

Corporate Bonds & Notes - 3.4%

BROADCASTING - 0.0%
500,000	Clear Channel Communications, Inc. 9.00%, 12/15/2019 (g)	512,500

CHEMICALS - 0.4%
6,500,000	TPC Group, Inc. 8.75%, 12/15/2020 (e)	6,938,750

ENERGY - 0.3%
1,000,000	Arch Coal, Inc. 8.00%, 01/15/2019 (e)(g)	1,000,000
3,000,000	Venoco, Inc. 8.88%, 02/15/2019	2,970,000

		3,970,000

FOOD & DRUG - 0.1%
2,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021 (g)	1,985,000

GAMING & LEISURE - 0.3%
5,000,000	Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/2017	5,100,000

INFORMATION TECHNOLOGY - 0.3%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (e)(g)	4,388,160

MEDIA & TELECOMMUNICATIONS - 0.1%
2,000,000	Univision Communications, Inc. 6.75%, 09/15/2022 (e)(g)	2,200,000

SERVICE - 0.7%
2,000,000	Cenveo Corp. 8.88%, 02/01/2018	2,010,000
3,500,000	Sabre, Inc. 8.50%, 05/15/2019 (e)	3,898,125
4,660,000	ServiceMaster Co. 8.00%, 02/15/2020 (g)	4,776,500
581,628	Travelport LLC PIK 13.88%, 03/01/2016 (e)	619,434

		11,304,059

UTILITY - 1.2%
17,000,000	Edison Mission Energy (d)	12,962,500
8,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (e)	5,920,000

		18,882,500

	Total Corporate Bonds & Notes (Cost $54,295,146)	55,280,969

Principal Amount

Foreign Corporate Bonds & Notes - 1.0%

CANADA - 0.2%
USD
3,207,000	Tervita Corp. 8.00%, 11/15/2018 (e)	3,327,263

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)

Foreign Corporate Bonds & Notes (continued)

FINLAND - 0.4%
USD
6,000,000	Nokia OYJ 5.38%, 05/15/2019 (g)	6,255,000

UNITED KINGDOM - 0.4%
USD
5,325,000	Ineos Finance PLC 8.38%, 02/15/2019 (e)(g)	5,944,031

	Total Foreign Corporate Bonds & Notes (Cost $14,593,580)	15,526,294

Shares

Claims (h)(i) - 0.1%

TELECOMMUNICATIONS - 0.1%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	1,143,780

	Total Claims (Cost $2,497,729)	1,143,780

Common Stocks & Exchange-Traded Funds - 11.0%

BROADCASTING - 0.1%
304,726	Communications Corp. of America (c)(i)	2,437,808

ENERGY - 0.1%
1,118,286	Value Creation, Inc. (i)	1,677,429

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (c)(i)(j)	—
34,512	LLV Holdco LLC—Series A, Membership Interest (c)(i)(j)	—
436	LLV Holdco LLC—Series B, Membership Interest (c)(i)(j)	—

		—

HEALTHCARE - 0.8%
207,031	CCS Medical, Inc. (c)(i)(j)	12,465,336

HOUSING - 0.4%
1,648,350	CCD Equity Partners LLC (c)(i)(j)	5,043,951
5,000,000	KAG Property LLC (i)	975,000
880,996	Las Vegas Land Holdings LLC (i)	264,299
8	Nevada Land Group LLC (c)(i)(j)	—

		6,283,250

MEDIA & TELECOMMUNICATIONS - 7.4%
4,921	Endurance Business Media, Inc., Class A (c)(i)(j)	—
3,776,559	Media General, Inc. (i)	85,350,233
501,736	Metro-Goldwyn-Mayer, Inc., Class A (i)	33,741,746

		119,091,979

OTHER - 1.4%
1,150,000	Highland/iBoxx Senior Loan, ETF (g)(j)	22,919,500

Shares		Value ($)

REAL ESTATE INVESTMENT TRUST - 0.7%
1,101,402	Spirit Realty Capital, Inc., REIT (g)	10,826,782

TELECOMMUNICATIONS - 0.1%
180,540	Fairpoint Communications, Inc. (i)	2,041,911

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (c)(i)	—

UTILITY - 0.0%
286,159	Entegra TC LLC (i)	28,616

	Total Common Stocks & Exchange-Traded Funds (Cost $394,740,813)	177,772,611

Preferred Stocks (c)(i) - 0.0%

REAL ESTATE - 0.0%
105,366	Allenby	—
142,367	Claymore	—

	Total Preferred Stocks (Cost $247,732)	—

Units

Rights (i) - 0.7%

TRANSPORTATION - 0.7%
402,947	AAL, expires 04/11/14	10,488,715

	Total Rights (Cost $7,080,843)	10,488,715

Warrants (c)(i) - 0.0%

GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares

Investment Companies (k) - 1.5%
24,801,660	State Street Navigator Prime Securities Lending Portfolio	24,801,660

	Total Investment Companies (Cost $24,801,660)	24,801,660

Total Investments - 99.5%		1,601,581,929

(Cost $1,976,218,314) (l)

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland Floating Rate Opportunities Fund

Shares		Value ($)

Securities Sold Short (m) - (2.6)%

Common Stocks & Exchange-Traded Funds - (2.6)%

MEDIA & TELECOMMUNICATIONS - (2.6)%
496,763	LIN Media LLC, Class A (n)	(14,262,066)
375,936	Sinclair Broadcast Group, Inc., Class A	(13,432,193)
495,997	Gannett Co., Inc.	(14,671,591)

	Total Media & Telecommunications (Proceeds $38,036,395)	(42,365,850)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $38,036,395)	(42,365,850)

	Total Securities Sold Short (Proceeds $38,036,395)	(42,365,850)

Other Assets & Liabilities, Net - 3.1%		50,458,385

Net Assets - 100.0%		1,609,674,464

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $43,084,680, or 2.7% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2013.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2013, these securities amounted to $149,909,638 or 9.3% of net assets.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2013.
(g)	Securities (or a portion of securities) on loan. As of December 31, 2013, the market value of securities loaned was $24,286,219. The loaned securities were secured with cash collateral of $24,801,660. Collateral is calculated based on prior day’s prices. See Note 4.
(h)	These positions represent claims that have been filed with the United State Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(i)	Non-income producing security.
(j)	Affiliated issuer. Assets with a total aggregate market value of $40,428,787, or 2.5% of net assets, were affiliated with the Fund as of December 31, 2013.
(k)	Represents investments of cash collateral received in connection with securities lending.
(l)	Cost for U.S. federal income tax purposes is $1,976,218,314.
(m)	As of December 31, 2013, $58,983,363 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(n)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	1,485,000	01/31/2014	$(77,341)
Buy	GBP	PNC	600,000	01/31/2014	28,951
Sell	GBP	CSF	3,420,000	01/31/2014	(417,961)

					$(466,351)

18	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2013 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)
Assets
Unaffiliated investments, at value (a)	1,035,022,241	58,453,906	1,561,153,142
Affiliated investments, at value (Note 11)	9,579,434	—	40,428,787

Total Investments, at value	1,044,601,675	58,453,906	1,601,581,929
Cash	108,620,650	9,700,694	355,232,844
Restricted Cash—Futures (Note 3)	3,589,750	—	—
Restricted Cash—Securities Sold Short (Note 2)	154,731,920	21,038,845	58,983,363
Foreign currency	15,152,141	567,569	173,905
Unrealized appreciation on forward foreign currency exchange contracts	—	—	28,951
Receivable for:
Investments sold	23,458,730	6,785,982	6,756,285
Dividend and interest	592,168	77,062	7,945,980
Fund shares sold	10,925,409	1,428,615	7,616,409
Prepaid expenses and other assets	181,125	112,301	457,563
Prepaid litigation fee	—	—	322,188

Total assets	1,361,853,568	98,164,974	2,039,099,417

Liabilities
Securities sold short, at value (Note 2 and 9)	239,425,243	21,322,736	42,365,850
Written options contracts, at value (Note 3 and 9)	753,600	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	495,302
Payable for:
Upon receipt of securities loaned (Note 4)	68,431,932	9,908,413	24,801,660
Distributions to shareholders	283,179	11,557	1,249,816
Investments purchased	20,753,038	5,440,771	354,522,772
Fund shares redeemed	833,610	977,058	4,647,769
Variation margin	170,410	—	—
Investment advisory and administration fees (Note 7)	939,217	59,471	1,015,119
Trustees’ fees	28,897	1,078	19,672
Distribution and shareholder service fees (Note 7)	6,014	1,059	30,085
Transfer agent fees	356,102	8,187	120,882
Commitment fee payable (Note 6)	1,444	52	—
Accrued expenses and other liabilities	19,902	44,736	156,026

Total liabilities	332,002,588	37,775,118	429,424,953

Net Assets	1,029,850,980	60,389,856	1,609,674,464

See accompanying Notes to Financial Statements.	19

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2013 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)		Highland Long/Short Healthcare Fund ($)		Highland Floating Rate Opportunities Fund ($)
Net Assets Consist of:
Par value (Note 1)	82,829		4,544		196,992
Paid-in capital	930,514,238		60,168,151		2,901,667,979	(c)
Accumulated net investment loss	(5,988,953)		(765,970)		(28,539,270	)(c)
Accumulated net realized gain (loss) from investments, securities sold short, written options, futures contracts and foreign currency transactions	12,679,025		(5,132,505)		(884,222,548	)(c)
Net unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency translations	92,563,841		6,115,636		(379,428,689)

Net Assets	1,029,850,980		60,389,856		1,609,674,464

Investments, at cost	928,935,401		51,152,691		1,634,446,897
Affiliated investments, at cost	9,617,887		—		341,771,417
Foreign currency, at cost	14,996,535		564,697		170,185
Proceeds from securities sold short	227,703,048		20,134,594		38,036,395
Written option premiums received	538,270		—		—
(a) Includes market value of securities on loan	67,673,953		9,744,486		24,286,219
(b) See Note 5.

Class A:
Net assets	171,763,558		22,436,600		642,583,913
Shares outstanding ($0.001 par value; unlimited shares authorized)	14,051,623		1,690,580		78,611,925
Net asset value per share	12.22	(a)	13.27	(a)	8.17	(a)
Maximum offering price per share	12.93	(b)	14.04	(b)	8.47	(b)

Class B:
Net assets	—		—		135,443
Shares outstanding ($0.001 par value; unlimited shares authorized)	—		—		16,589
Net asset value and offering price per share	—		—		8.16	(a)

Class C:
Net assets	51,134,824		11,859,951		381,511,274
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,372,664		925,978		46,681,473
Net asset value and offering price per share	11.69	(a)	12.81	(a)	8.17	(a)

Class Z
Net assets	806,952,598		26,093,305		585,443,834
Shares outstanding ($0.001 par value; unlimited authorization)	64,404,297		1,927,528		71,681,923
Net asset value, offering and redemption price per share	12.53		13.54		8.17

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.
(c)	See Note 5.

20	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2013 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	3,996,343	99,150	363,812
Dividends from affiliated issuers (Note11)	393,880	—	610,482
Less: Foreign taxes withheld	(188)	—	—
Interest from unaffiliated issuers	—	8,600	21,194,006
Securities lending income (Note 4)	104,724	68,264	27,672
Other income	—	7,035	383,820

Total Income	4,494,759	183,049	22,579,792

Expenses:
Investment advisory and administration fees (Note 7)	11,913,448	239,283	4,694,585
Distribution and shareholder service fees: (Note 7)
Class A	278,197	25,704	753,995
Class B	—	—	509
Class C	241,671	33,888	1,528,865
Transfer agent fees	552,373	14,056	279,646
Trustees’ fees (Note 7)	71,570	2,489	61,021
Accounting services fees	160,170	44,543	96,627
Audit fees	84,211	6,391	68,392
Legal fees	333,074	16,673	266,626
Registration fees	51,370	—	17,995
Insurance	111,034	4,690	97,853
Reports to shareholders	108,959	6,412	71,497
Commitment fees-credit agreement (Note 6)	5,480	195	191,708
Dividends and fees on securities sold short (Note 2)	2,595,065	223,700	137,247
Other	212,697	26,279	26,063

Total operating expenses before waiver and reimbursement	16,719,319	644,303	8,292,629
Less: Expenses waived or borne by the Adviser (Note 7)	(6,235,607)	—	(584,315)

Net operating expenses	10,483,712	644,303	7,708,314

Net investment income (loss)	(5,988,953)	(461,254)	14,871,478

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	117,199,749	8,030,180	(1,250,851)
Investments from affiliated issuers	(7,398)	—	—
Securities sold short (Note 2)	(27,731,620)	(1,634,537)	—
Written options contracts (Note 3)	(5,126,548)	(1,333,816)	—
Futures contracts (Note 3)	(674,315)	—	—
Foreign currency related transactions	(103,141)	16,730	265,715
Change in unrealized appreciation (depreciation) on:
Investments	81,364,806	3,488,892	73,267,460
Securities sold short (Note 2)	(14,381,552)	(1,039,645)	(4,329,455)
Written options contracts (Note 3)	(281,320)	(28,623)	—
Futures contracts (Note 3)	(1,701,153)	—	—
Foreign currency related translations	154,132	2,692	(846,394)

Net realized and unrealized gain on investments	148,711,640	7,501,873	67,106,475

Total increase in net assets resulting from operations	142,722,687	7,040,619	81,977,953

See accompanying Notes to Financial Statements.	21

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(5,988,953)	(10,073,645)
Net realized gain on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	83,556,727	36,916,291
Net increase in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	65,154,913	3,098,751

Net increase from operations	142,722,687	29,941,397

Distributions to shareholders from:
Net realized gains
Class A	(12,186,421)	(6,734,680)
Class C	(3,835,029)	(1,461,758)
Class Z	(57,915,273)	(15,891,663)

Total distributions	(73,936,723)	(24,088,101)

Share transactions:
Proceeds from sale of shares
Class A	55,401,028	113,098,248
Class C	7,652,581	9,352,984
Class Z	153,195,286	484,118,868
Value of distributions reinvested
Class A	10,380,103	4,101,890
Class C	2,516,828	884,764
Class Z	35,127,021	9,195,206
Cost of shares redeemed
Class A	(46,206,738)	(242,284,369)
Class C	(8,058,278)	(21,854,014)
Class Z	(128,945,428)	(205,639,005)
Redemption fees (Note 8)	21,571	74,812

Net increase from share transactions	81,083,974	151,049,384

Total increase in net assets	149,869,938	156,902,680

Net Assets
Beginning of period	879,981,042	723,078,362

End of period	1,029,850,980	879,981,042

Accumulated net investment loss	(5,988,953)	—

22	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	4,491,734	10,026,831
Issued for distributions reinvested	863,568	376,666
Shares redeemed	(3,736,509)	(21,484,575)

Net increase (decrease) in fund shares	1,618,793	(11,081,078)

Class C:
Shares sold	641,873	857,610
Issued for distributions reinvested	218,855	84,023
Shares redeemed	(682,838)	(2,008,135)

Net increase (decrease) in fund shares	177,890	(1,066,502)

Class Z
Shares sold	12,202,476	41,975,607
Issued for distributions reinvested	2,851,219	828,397
Shares redeemed	(10,302,362)	(17,917,404)

Net increase in fund shares	4,751,333	24,886,600

See accompanying Notes to Financial Statements.	23

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(461,254)	(961,333)
Net realized gain (loss) on investments, securities sold short, written options contracts and foreign currency related transactions	5,078,557	(518,118)
Net increase in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts and foreign currency related translations	2,423,316	796,101

Net increase (decrease) from operations	7,040,619	(683,350)

Share transactions:
Proceeds from sale of shares
Class A	11,441,656	5,604,225
Class C	6,148,947	701,692
Class Z	12,173,891	4,412,515
Cost of shares redeemed
Class A	(3,209,023)	(23,020,947)
Class C	(929,736)	(4,251,333)
Class Z	(3,189,962)	(5,113,810)
Redemption fees (Note 8)	62	12,549

Net increase (decrease) from share transactions	22,435,835	(21,655,109)

Total increase (decrease) in net assets	29,476,454	(22,338,459)

Net Assets
Beginning of period	30,913,402	53,251,861

End of period	60,389,856	30,913,402

Accumulated net investment loss	(765,970)	(304,716)

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	896,232	534,383
Shares redeemed	(262,291)	(2,224,834)

Net increase (decrease) in fund shares	633,941	(1,690,451)

Class C:
Shares sold	493,406	66,897
Shares redeemed	(78,831)	(422,264)

Net increase (decrease) in fund shares	414,575	(355,367)

Class Z
Shares sold	944,927	424,605
Shares redeemed	(246,656)	(484,200)

Net increase (decrease) in fund shares	698,271	(59,595)

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	14,871,478	21,277,495
Net realized loss on investments and foreign currency related transactions	(985,136)	(26,386,322)
Net increase in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency related translations	68,091,611	103,578,610

Net increase from operations	81,977,953	98,469,783

Distributions to shareholders from:
Net investment income
Class A	(7,356,374)	(8,158,527	)(a)
Class B	(2,261)	(71,663	)(a)
Class C	(5,301,378)	(11,460,980	)(a)
Class Z	(6,021,626)	(2,095,539	)(a)
Return of capital
Class A	—	(2,386,722	)(a)
Class B	—	(19,874	)(a)
Class C	—	(3,810,817	)(a)
Class Z	—	(639,915	)(a)

Total distributions	(18,681,639)	(28,644,037	)(a)

Share transactions:
Proceeds from sale of shares
Class A	415,086,745	75,608,962
Class B	11	45,054
Class C	63,910,391	27,432,448
Class Z	463,780,008	149,727,562
Value of distributions reinvested
Class A	4,971,008	6,063,436
Class B	1,964	51,514
Class C	3,544,408	9,576,862
Class Z	5,295,384	2,401,103
Cost of shares redeemed
Class A	(51,759,372)	(60,232,565)
Class B	(28,257)	(4,217,699)
Class C	(32,197,384)	(69,284,485)
Class Z	(72,585,441)	(11,263,189)
Redemption fees (Note 8)	108,589	11,876

Net increase from share transactions	800,128,054	125,920,879

Total increase in net assets	863,424,368	195,746,625

Net Assets
Beginning of period	746,250,096	550,503,471

End of period	1,609,674,464	746,250,096

Accumulated net investment loss	(28,539,270)	(24,729,109	)(a)

(a)	See Note 5.

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2013 (unaudited) ($)	Year Ended June 30, 2013 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	52,283,276	9,948,491
Issued for distributions reinvested	626,002	831,555
Shares redeemed	(6,518,938)	(8,299,242)

Net increase in fund shares	46,390,340	2,480,804

Class B:
Shares sold	1	6,034
Issued for distributions reinvested	249	7,196
Shares redeemed	(3,600)	(588,467)

Net decrease in fund shares	(3,350)	(575,237)

Class C:
Shares sold	8,111,503	3,641,813
Issued for distributions reinvested	447,311	1,313,814
Shares redeemed	(4,055,797)	(9,538,411)

Net increase (decrease) in fund shares	4,503,017	(4,582,784)

Class Z
Shares sold	58,115,984	19,905,110
Issued for distributions reinvested	666,149	322,354
Shares redeemed	(9,099,099)	(1,526,742)

Net increase in fund shares	49,683,034	18,700,722

See accompanying Notes to Financial Statements.	27

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2013 (unaudited)	Highland Long/Short Equity Fund

($)
Cash Flows Provided by Operating Activities
Net increase from operations	142,722,687

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities
Purchases of investment securities from unaffiliated issuers	(1,435,120,121)
Proceeds from disposition of investment securities from unaffiliated issuers	1,440,464,377
Proceeds from disposition of investment securities from affiliated issuers	5,382,216
Purchases of purchased options	(6,153,503)
Proceeds from the disposition of purchased options	6,205,610
Proceeds from disposition of securities sold short	1,016,617,979
Purchases of securities sold short	(1,074,309,787)
Net premium received on written options	(4,776,768)
Net realized gain on investments from unaffiliated issuers	(117,199,749)
Net realized loss on investments from affiliated issuers	7,398
Net realized loss on securities sold short, written options contracts, and foreign currency related transactions	32,961,309
Net change in unrealized appreciation on investments, securities sold short, written options contracts and foreign currency related translations	(66,856,066)
Net change in short-term investments	1,732,154
Decrease in restricted cash	100,045,597
Decrease in receivable for investments sold	104,760,643
Decrease in dividends and interest receivable	96,505
Increase in receivable for fund shares sold	(6,640,900)
Increase in receivable for other assets	(131,364)
Decrease in payable for investments purchased	(19,791,512)
Decrease in payable for distributions	(348,321)
Increase in payables to related parties	8,879
Decrease in payable for securities on loan	(1,732,154)
Decrease in payable for distribution and shareholder fees	(12,087)
Increase in payable for transfer agent fees	196,595
Increase in payable for commitment fee	71
Decrease in accrued expenses and other liabilities	(354,759)

Net cash flow provided by operating activities	117,774,929

Cash Flows Provided by Financing Activities
Proceeds from shares sold	216,248,895
Payment of shares redeemed	(183,188,873)
Distributions paid in cash	(25,912,771)

Net cash flow provided by financing activities	7,147,251

Effect of exchange rate changes on cash	50,991

Net increase in cash	124,973,171

Cash & Foreign Currency
Beginning of the period	(1,200,380)

End of the period	123,772,791

Supplemental disclosure of cash flow information:
Reinvestment of distributions	48,023,952

Cash paid during the year for commitment fees	5,480

28	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2013 (unaudited)	Highland Long/Short Healthcare Fund

($)
Cash Flows Used in Operating Activities
Net increase from operations	7,040,619

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investment securities from unaffiliated issuers	(138,153,854)
Proceeds from disposition of investment securities from unaffiliated issuers	136,008,725
Purchases of purchased options	(2,119,279)
Proceeds from the disposition of purchased options	1,251,475
Purchases of securities sold short	(82,081,381)
Proceeds from disposition of securities sold short	92,787,577
Net premium received on written options	1,254,555
Net realized gain on investments from unaffiliated issuers	(8,030,180)
Net realized loss on securities sold short, written options contracts and foreign currency related transactions	2,951,623
Net change in unrealized appreciation on investments, securities sold short, written options contracts and foreign currency related translations	(2,423,316)
Net change in short-term investments	(9,908,413)
Increase in restricted cash	(18,055,542)
Increase in receivable for investments sold	(5,136,909)
Decrease in dividends and interest receivable	130,492
Increase in receivable for fund shares sold	(1,419,854)
Increase in receivable for other assets	(2,376)
Increase in payable for investments purchased	481,742
Increase in payable for distributions	10,399
Increase in payables to related parties	26,252
Increase in payable upon receipt of securities loaned	9,908,413
Decrease in payable for distribution and shareholder service fees	(755)
Increase in payable for commitment fees	5
Increase in payable for transfer agent fees	2,004
Decrease in accrued expenses and other liabilities	(30,366)

Net cash flow used in operating activities	(15,508,344)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	29,764,494
Payment of shares redeemed	(7,328,659)

Net cash flow provided by financing activities	22,435,835

Effect of exchange rate changes on cash	19,134

Net increase in cash	6,946,625

Cash & Foreign Currency/Due to Custodian
Beginning of the period	3,321,638

End of the period	10,268,263

Supplemental disclosure of cash flow information:
Cash paid during the year for commitment fees	195

See accompanying Notes to Financial Statements.	29

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2013 (unaudited)	Highland Floating Rate Opportunities Fund

($)
Cash Flows Used in Operating Activities
Net increase from operations	81,977,953

Adjustments to Reconcile Net Investment Income to Net Cash Used in Operating Activities
Purchases of investments securities from unaffiliated issuers	(917,523,179)
Proceeds from disposition of investment securities from unaffiliated issuers	183,072,276
Proceeds of securities sold short	38,036,395
Paydowns at cost	1,107,267
Net amortization of premium	(1,989,233)
Net realized loss on investments from unaffiliated issuers	1,250,851
Net realized gain on investments from foreign currency related transactions	(265,715)
Net change in unrealized appreciation on investments, securities sold short, written options contracts and foreign currency related translations	(68,091,611)
Net change in short-term investments	(14,281,932)
Increase in restricted cash	(58,983,363)
Decrease in receivable for investments sold	20,216,988
Increase in dividends and interest receivable	(3,789,935)
Decrease in receivable for fund shares sold	25,777,772
Increase in prepaid expenses and other assets	(422,039)
Increase in payable upon receipt of securities on loan	14,281,932
Increase in payable for investments purchased	199,639,648
Decrease in payable for distribution and shareholder service fees	(37,538)
Increase in payables to related parties	458,744
Increase in payable for distributions to shareholders	557,805
Decrease in payable for commitment fees	(93,042)
Increase in payable for transfer agent fees	37,585
Decrease in payable for interest expense	(22,185)
Decrease in accrued expenses and other liabilities	(219,341)

Net cash flow used in operating activities	(499,303,897)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	942,777,155
Payment of shares redeemed	(156,461,865)
Distributions paid in cash	(4,868,875)

Net cash flow provided by financing activities	781,446,415

Effect of exchange rate changes on cash	277,395

Net increase in cash	282,419,913

Cash and Foreign Currency
Beginning of the period	72,986,836

End of the period	355,406,749

Supplemental disclosure of cash flow information:
Reinvestment of distributions	13,812,764

Cash paid during the year for commitment fees	191,708

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,			For the Ten Months Ended 06/30/10		For the Year Ended 08/31/09
			2013	2012	2011

Net Asset Value, Beginning of Period	$11.37		$11.30	$11.10	$10.68	$10.37		$10.50
Income from Investment Operations:
Net investment (loss)(a)	(0.09)		(0.16)	(0.22)	(0.21)	(0.19)		(0.23)
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	— (b)	— (b)	0.01		0.01
Net realized and unrealized gain(a)	1.89		0.53	0.48	0.93	0.59		0.10

Total from investment operations	1.80		0.37	0.26	0.72	0.41		(0.12)
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	—		(0.01)
From net realized gains	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		—

Total distributions declared to shareholders	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		(0.01)
Net Asset Value, End of Period(i)	$12.22		$11.37	$11.30	$11.10	$10.68		$10.37
Total Return(c)(i)	15.98	%(d)	3.38%	2.42%	6.62%	3.90	%(d)	(1.16)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$171,764		$141,351	$265,712	$286,581	$207,323		$56,364
Gross operating expenses (excluding interest expense and commitment fee)(f)	3.69%		3.79%	3.66%	3.64%	4.19%		4.94%
Interest expense and commitment fee	—	(g)	— (g)	—	—	—		0.01%
Waiver/reimbursement	(1.28)%		(1.25)%	(1.25)%	(1.25)%	(1.25)%		(1.86)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	2.41%		2.54%	2.41%	2.39%	2.94%		3.09%
Dividends and fees on securities sold short	0.54%		0.66%	0.53%	0.41%	0.70%		0.59%
Net operating expenses (excluding dividends and fees on securities sold short)	1.87%		1.88%	1.88%	1.98%	2.24%		2.50%
Net investment loss	(1.47)%		(1.40)%	(1.99)%	(1.89)%	(2.10)%		(2.30)%
Portfolio turnover rate	146	%(d)	706%	650%	684%	496	%(d)	443%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,			For the Ten Months Ended 06/30/10		For the Year Ended 08/31/09
			2013	2012	2011

Net Asset Value, Beginning of Period	$10.95		$10.96	$10.83	$10.48	$10.22		$10.42
Income from Investment Operations:
Net investment (loss)(a)	(0.13)		(0.22)	(0.28)	(0.27)	(0.24)		(0.29)
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	— (b)	— (b)	0.01		0.01
Net realized and unrealized gain(a)	1.82		0.51	0.47	0.92	0.59		0.09

Total from investment operations	1.69		0.29	0.19	0.65	0.36		(0.19)
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	—		(0.01)
From net realized gains	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		—

Total distributions declared to shareholders	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		(0.01)
Net Asset Value, End of Period(i)	$11.69		$10.95	$10.96	$10.83	$10.48		$10.22
Total return(c)(i)	15.59	%(d)	2.75%	1.83%	6.18%	3.46	%(d)	(1.84)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$51,135		$45,925	$57,677	$79,243	$59,290		$19,585
Gross operating expenses (excluding interest expense and commitment fee)(f)	4.33%		4.48%	4.31%	4.29%	4.84%		5.59%
Interest expense and commitment fee	—	(g)	— (g)	—	—	—		0.01%
Waiver/reimbursement	(1.28)%		(1.26)%	(1.25)%	(1.25)%	(1.25)%		(1.86)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	3.05%		3.22%	3.06%	3.04%	3.59%		3.74%
Dividends and fees on securities sold short	0.53%		0.67%	0.53%	0.41%	0.70%		0.59%
Net operating expenses (excluding dividends and fees on securities sold short)	2.52%		2.55%	2.53%	2.63%	2.89%		3.15%
Net investment (loss)	(2.13)%		(2.02)%	(2.64)%	(2.54)%	(2.75)%		(2.95)%
Portfolio turnover rate	146	%(d)	706%	650%	684%	496	%(d)	443%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

32	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,			For the Ten Months Ended 06/30/10		For the Year Ended 08/31/09
			2013	2012	2011

Net Asset Value, Beginning of Year	$11.61		$11.50	$11.27	$10.81	$10.46		$10.54
Income from Investment Operations:
Net investment (loss)(a)	(0.07)		(0.11)	(0.18)	(0.17)	(0.16)		(0.20)
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	— (b)	— (b)	0.01		0.01
Net realized and unrealized gain(a)	1.94		0.52	0.47	0.93	0.60		0.12

Total from investment operations	1.87		0.41	0.29	0.76	0.45		(0.07)
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	—	—		(0.01)
From net realized gains	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		—

Total distributions declared to shareholders	(0.95)		(0.30)	(0.06)	(0.30)	(0.10)		(0.01)
Net Asset Value, End of Year(i)	$12.53		$11.61	$11.50	$11.27	$10.81		$10.46
Total return(c)(i)	16.25	%(d)	3.68%	2.56%	7.02%	4.25	%(d)	(0.68)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$806,953		$692,705	$399,689	$163,490	$3,827		$975
Gross operating expenses (excluding interest expense and commitment fee)(f)	3.33%		3.54%	3.31%	3.29%	3.84%		4.59%
Interest expense and commitment fee	—	(g)	— (g)	—	—	—		0.01%
Waiver/reimbursement	(1.28)%		(1.26)%	(1.25)%	(1.25)%	(1.25)%		(1.86)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	2.05%		2.28%	2.06%	2.04%	2.59%		2.74%
Dividends and fees on securities sold short	0.53%		0.71%	0.53%	0.41%	0.70%		0.59%
Net operating expenses (excluding dividends and fees on securities sold short)	1.52%		1.57%	1.53%	1.63%	1.89%		2.15%
Net investment (loss)	(1.13)%		(0.96)%	(1.64)%	(1.54)%	(1.75)%		(1.95)%
Portfolio turnover rate	146	%(d)	706%	650%	684%	496	%(d)	443%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,					For the Ten Months Ended 6/30/10		For the Year Ended 08/31/09
			2013		2012	2011

Net Asset Value, Beginning of Period	$11.03		$10.87		$13.75	$11.19		$9.42		$10.30
Income from Investment Operations:
Net investment (loss)(a)	(0.15)		(0.26)		(0.28)	(0.15)		(0.51)		(1.37)
Redemption fees added to paid-in capital	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—		0.02 (a)
Capital contributions (Note 1)	—		(0.03	)(a)	—	—		—		—
Net realized and unrealized gain/(loss)(a)	2.39		0.45		(1.36)	3.06		2.28		0.82

Total from investment operations	2.24		0.16		(1.63)	2.91		1.77		(0.53)
Less Distributions Declared to Shareholders:
From net realized gains	—		—		(1.25)	(0.35)		—		(0.35)

Total distributions declared to shareholders	—		—		(1.25)	(0.35)		—		(0.35)
Net Asset Value, End of Period(i)	$13.27		$11.03		$10.87	$13.75		$11.19		$9.42
Total Return(c)(i)	20.31	%(d)	1.47%		(12.37)%	26.63%		18.79	%(d)	(5.61)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$22,437		$11,652		$29,861	$23,767		$2,042		$154
Gross operating expenses (excluding interest expense and commitment fee)(f)	3.30%		3.52%		3.30%	3.14%		6.86%		15.35%
Interest expense and commitment fee	—	(g)	—	(g)	—	—		—		—
Waiver/reimbursement	—		—		(0.36)%	(1.19)%		(0.91)%		(1.62)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	3.30%		3.52%		2.94%	1.95%		5.95%		13.73%
Dividends and fees on securities sold short	1.13%		1.03%		1.09%	0.53%		0.03%		—
Net operating expenses (excluding dividends and fees on securities sold short)	2.17%		2.49%		1.85%	1.42%		5.92%		13.73%
Net investment loss	(2.37)%		(2.48)%		(2.31)%	(1.26)%		(5.69)%		(13.29)%
Portfolio turnover rate	313	%(d)	1,035%		1,336%	1,553%		262	%(d)	23%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,					For the Ten Months Ended 06/30/10		For the Year Ended 08/31/09
			2013		2012	2011

Net Asset Value, Beginning of Period	$10.68		$10.59		$13.54	$11.04		$9.33		$10.28
Income from Investment Operations:
Net investment (loss)(a)	(0.18)		(0.31)		(0.34)	(0.23)		(0.55)		(1.43)
Redemption fees added to paid-in capital	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—		0.02
Capital contributions (Note 1)	—		(0.03	)(a)	—	—		—		—
Net realized and unrealized gain/(loss)(a)	2.31		0.43		(1.37)	3.08		2.26		0.81

Total from investment operations	2.13		0.09		(1.70)	2.85		1.71		(0.60)
Less Distributions Declared to Shareholders:
From net realized gains	—		—		(1.25)	(0.35)		—		(0.35)

Total distributions declared to shareholders	—		—		(1.25)	(0.35)		—		(0.35)
Net Asset Value, End of Period(i)	$12.81		$10.68		$10.59	$13.54		$11.04		$9.33
Total return(c)(i)	19.94	%(d)	0.85%		(13.04)%	26.35%		18.33	%(d)	(6.32)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$11,860		$5,460		$9,181	$6,075		$338		$145
Gross operating expenses (excluding interest expense and commitment fee)(f)	3.95%		4.20%		3.95%	3.79%		7.51%		16.00%
Interest expense and commitment fee	—	(g)	—	(g)	—	—		—		—
Waiver/reimbursement	—		—		(0.36)%	(1.19)%		(0.91)%		(1.62)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	3.95%		4.20%		3.59%	2.60%		6.60%		14.38%
Dividends and fees on securities sold short	1.13%		1.07%		1.09%	0.53%		0.03%		—
Net operating expenses (excluding dividends and fees on securities sold short)	2.82%		3.13%		2.50%	2.07%		6.57%		14.38%
Net investment (loss)	(3.01)%		(3.05)%		(2.96)%	(1.91)%		(6.34)%		(13.94)%
Portfolio turnover rate	313	%(d)	1,035%		1,336%	1,553%		262	%(d)	23%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,					For the Ten Months Ended 06/30/10		For the Year Ended 08/31/09
			2013		2012	2011

Net Asset Value, Beginning of Year	$11.23		$11.03		$13.88	$11.26		$9.47		$10.31
Income from Investment Operations:
Net investment (loss)(a)	(0.13)		(0.21)		(0.24)	(0.11)		(0.49)		(1.34)
Redemption fees added to paid-in capital	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—		0.02 (a)
Capital contributions (Note 1)	—		(0.03	)(a)	—	—		—		—
Net realized and unrealized gain/(loss)(a)	2.44		0.44		(1.37)	3.08		2.28		0.84

Total from investment operations	2.31		0.20		(1.60)	2.97		1.79		(0.48)
Less Distributions Declared to Shareholders:
From net investment income	—		—		—	—		—		(0.01)
From net realized gains	—		—		(1.25)	(0.35)		—		(0.35)

Total distributions declared to shareholders	—		—		(1.25)	(0.35)		—		(0.36)
Net Asset Value, End of Year(i)	$13.54		$11.23		$11.03	$13.88		$11.26		$9.47
Total return(c)(i)	20.57	%(d)	1.81%		(11.95)%	26.79%		18.90	%(d)	(5.15)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$26,093		$13,801		$14,210	$13,705		$7,606		$1,673
Gross operating expenses (excluding interest expense and commitment fee)(f)	2.94%		3.24%		2.95%	2.79%		6.51%		15.00%
Interest expense and commitment fee	—	(g)	—	(g)	—	—		—		—
Waiver/reimbursement	—		—	(g)	(0.36)%	(1.19)%		(0.91)%		(1.62)%
Net operating expenses (including interest expense and commitment fee)(f)(h)	2.94%		3.24%		2.59%	1.60%		5.60%		13.38%
Dividends and fees on securities sold short	1.12%		1.13%		1.09%	0.53%		0.03%		—
Net operating expenses (excluding dividends and fees on securities sold short)	1.82%		2.11%		1.50%	1.07%		5.57%		13.38%
Net investment (loss)	(2.03)%		(1.95)%		(1.96)%	(0.91)%		(5.34)%		(12.94)%
Portfolio turnover rate	313	%(d)	1,035%		1,336%	1,553%		262	%(d)	23%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than 0.005%.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 6/30/10*		For the Year Ended 08/31/09*
			2013		2012	2011*

Net Asset Value, Beginning of Period	$7.74		$6.85		$6.96	$6.55	$5.98		$9.70
Income from Investment Operations:
Net investment income(a)	0.11		0.30		0.26	0.27	0.18		0.51
Redemption fees added to paid-in capital(a)	—	(b)	—	(b)	— (b)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.46		0.98		(0.07)	0.46	0.57		(3.50)

Total from investment operations	0.57		1.28		0.19	0.73	0.75		(2.99)
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.30	)(i)	(0.30)	(0.32)	(0.06)		(0.73)
From return of capital	—		(0.09	)(i)	—	—	(0.12)		—

Total distributions declared to shareholders	(0.14)		(0.39)		(0.30)	(0.32)	(0.18)		(0.73)
Net Asset Value, End of Period(h)	$8.17		$7.74		$6.85	$6.96	$6.55		$5.98
Total Return(c)(h)	7.40	%(d)	19.16%		2.52%	11.73%	12.68	%(d)	(30.25)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$642,584		$249,450		$203,684	$264,385	$191,925		$219,010
Gross operating expenses (excluding interest expense and commitment fee)	1.39	%(f)	1.65%		2.11%	2.18%	2.27%		1.87%
Interest expense and commitment fee	0.03%		0.14%		0.42%	0.47%	0.61%		1.08%
Waiver/reimbursement	(0.11)%		(0.21)%		—	—	—		(0.01)%
Net operating expenses (including interest expense and commitment fee)(g)	1.31	%(f)	1.58%		2.53%	2.65%	2.88%		2.94%
Dividends and fees on securities sold short	0.03%		—		—	—	—		—
Net operating expenses (excluding dividends and fees on securities sold short)	1.28%		—		—	—	—		—
Net investment income	2.73%		4.06%		3.91%	3.97%	3.29%		8.09%
Portfolio turnover rate	7	%(d)	71%		50%	104%	57	%(d)	21%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.32) and $(0.07), respectively. See Note 5.

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class B

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10*		For the Year Ended 08/31/09*
			2013		2012	2011*

Net Asset Value, Beginning of Year	$7.70		$6.84		$6.96	$6.55	$5.98		$9.70
Income from Investment Operations:
Net investment income(a)	0.10		0.31		0.24	0.25	0.16		0.49
Redemption fees added to paid-in capital(a)	—	(b)	—	(b)	— (b)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.48		0.91		(0.08)	0.45	0.58		(3.50)

Total from investment operations	0.58		1.22		0.16	0.70	0.74		(3.01)
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.27	)(i)	(0.28)	(0.29)	(0.06)		(0.71)
From return of capital	—		(0.09	)(i)	—	—	(0.11)		—

Total distributions declared to shareholders	(0.12)		(0.36)		(0.28)	(0.29)	(0.17)		(0.71)
Net Asset Value, End of Period(h)	$8.16		$7.70		$6.84	$6.96	$6.55		$5.98
Total return(c)(h)	7.64	%(d)	18.30%		2.01%	11.34%	12.36	%(d)	(30.50)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$135		$154		$4,073	$18,575	$16,063		$20,660
Gross operating expenses (excluding interest expense and commitment fee)	1.75	%(f)	2.12%		2.46%	2.53%	2.62%		2.22%
Interest expense and commitment fee	0.04%		0.18%		0.42%	0.47%	0.61%		1.08%
Waiver/reimbursement	(0.09)%		(0.13)%		—	—	—		(0.01)%
Net operating expenses (including interest expense and commitment fee)(g)	1.70	%(f)	2.17%		2.88%	3.00%	3.23%		3.29%
Dividends and fees on securities sold short	0.02%		—		—	—	—		—
Net operating expenses (excluding dividends and fees on securities sold short)	1.68%		—		—	—	—		—
Net investment income	2.43%		4.30%		3.56%	3.62%	2.94%		7.74%
Portfolio turnover rate	7	%(d)	71%		50%	104%	57	%(d)	21%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.29) and $(0.07), respectively. See Note 5.

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10*		For the Year Ended 08/31/09*
			2013		2012	2011*

Net Asset Value, Beginning of Period	$7.74		$6.85		$6.96	$6.55	$5.98		$9.70
Income from Investment Operations:
Net investment income(a)	0.09		0.26		0.23	0.24	0.15		0.48
Redemption fees added to paid-in capital(a)	—	(b)	—	(b)	— (b)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.46		0.98		(0.07)	0.45	0.58		(3.50)

Total from investment operations	0.55		1.24		0.16	0.69	0.73		(3.02)
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.26	)(i)	(0.27)	(0.28)	(0.06)		(0.70)
From return of capital	—		(0.09	)(i)	—	—	(0.10)		—

Total distributions declared to shareholders	(0.12)		(0.35)		(0.27)	(0.28)	(0.16)		(0.70)
Net Asset Value, End of Period(h)	$8.17		$7.74		$6.85	$6.96	$6.55		$5.98
Total return(c)(h)	7.13	%(d)	18.58%		2.01%	11.16%	12.22	%(d)	(30.60)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$381,511		$326,476		$320,178	$437,220	$332,355		$359,579
Gross operating expenses (excluding interest expense and commitment fee)	1.90	%(f)	2.16%		2.61%	2.68%	2.77%		2.37%
Interest expense and commitment fee	0.04%		0.14%		0.42%	0.47%	0.61%		1.08%
Waiver/reimbursement	(0.10)%		(0.22)%		—	—	—		(0.01)%
Net operating expenses (including interest expense and commitment fee)(g)	1.84	%(f)	2.08%		3.03%	3.15%	3.38%		3.44%
Dividends and fees on securities sold short	0.02%		—		—	—	—		—
Net operating expenses (excluding dividends and fees on securities sold short)	1.82%		—		—	—	—		—
Net investment income	2.27%		3.56%		3.41%	3.47%	2.79%		7.59%
Portfolio turnover rate	7	%(d)	71%		50%	104%	57	%(d)	21%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.28) and $(0.07), respectively. See Note 5.

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/13 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10*		For the Year Ended 08/31/09*
			2013		2012	2011*

Net Asset Value, Beginning of Year	$7.74		$6.84		$6.96	$6.55	$5.97		$9.70
Income from Investment Operations:
Net investment income(a)	0.12		0.29		0.29	0.29	0.20		0.54
Redemption fees added to paid-in capital(a)	—	(b)	—	(b)	— (b)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.46		1.03		(0.08)	0.46	0.58		(3.52)

Total from investment operations	0.58		1.32		0.21	0.75	0.78		(2.98)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.33	)(i)	(0.33)	(0.34)	(0.07)		(0.75)
From return of capital	—		(0.09	)(i)	—	—	(0.13)		—

Total distributions declared to shareholders	(0.15)		(0.42)		(0.33)	(0.34)	(0.20)		(0.75)
Net Asset Value, End of Year(h)	$8.17		$7.74		$6.84	$6.96	$6.55		$5.97
Total return(c)(h)	7.59	%(d)	19.77%		2.73%	12.11%	13.20	%(d)	(30.12)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$585,444		$170,170		$22,568	$35,668	$41,785		$62,842
Gross operating expenses (excluding interest expense and commitment fee)	1.04	%(f)	1.21%		1.76%	1.83%	1.92%		1.52%
Interest expense and commitment fee	0.03%		0.10%		0.42%	0.47%	0.61%		1.08%
Waiver/reimbursement	(0.11)%		(0.27)%		—	—	—		(0.01)%
Net operating expenses (including interest expense and commitment fee)(g)	0.96	%(f)	1.04%		2.18%	2.30%	2.53%		2.59%
Dividends and fees on securities sold short	0.03%		—		—	—	—		—
Net operating expenses (excluding dividends and fees on securities sold short)	0.93%		—		—	—	—		—
Net investment income	3.05%		3.88%		4.26%	4.32%	3.64%		8.44%
Portfolio turnover rate	7	%(d)	71%		50%	104%	57	%(d)	21%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.34) and $(0.08), respectively. See Note 5.

40	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2013	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”) and Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) (each a “Fund” and, collectively, the “Funds”), and Highland/iBoxx Senior Loan ETF which is reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and, collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A, Class B and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

The Floating Rate Opportunities Fund does not sell Class B Shares to new and existing investors, except that existing Class B Share investors may still reinvest distributions in Class B Shares until such time as those shares are converted to Class A Shares. Class B Shares automatically convert to Class A Shares after eight years.

At December 31, 2013, Highland Capital Management, L.P., an affiliate of Highland Capital Management Fund Advisors, L.P. (the “Investment Advisor”) owned 14.83% of the total shares outstanding of the Long/Short Healthcare Fund.

Capital Contribution

On October 1, 2012, the Investment Advisor contributed $1,388 to Long/Short Healthcare Fund to mitigate the negative impact to shareholders from an incorrect amount recorded on a security.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value (“NAV”) of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.

Valuation of Investments

In computing the Funds’ net assets attributable to Shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV), will be valued by the Funds

Semi-Annual Report	41

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of December 31, 2013, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

42	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2013 is as follows:

	Total value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks & Exchange-Traded Funds(1)	$966,396,781	$966,396,781	$—	$—
Master Limited Partnerships(1)	9,772,962	9,772,962	—	—
Investment Companies	68,431,932	68,431,932	—	—

Total Assets	1,044,601,675	1,044,601,675	—	—

Liabilities
Securities Sold Short(1)	(239,425,243)	(239,425,243)	—	—
Other Financial Instruments
Commodity Contracts—Futures	(77,076)	(77,076)	—	—
Equity Contracts—Futures	(1,599,634)	(1,599,634)	—	—
Foreign Currency Contracts—Futures	(24,443)	(24,443)	—	—
Written Options Contracts Equity Contracts	(753,600)	(753,600)	—	—

Total Liabilities	(241,879,996)	(241,879,996)	—	—

Total	$802,721,679	$802,721,679	$—	$—

(1) See Investment Portfolio detail for industry breakout.

Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

	Total value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Consumer Discretionary	$657,303	$657,303	$—	$—
Financial	2,447,971	2,447,971	—	—
Healthcare
Biotechnology	12,960,712	12,960,712	—	—
Healthcare Distributors	1,670,250	1,670,250	—	—
Healthcare Equipment	8,731,513	8,108,825	—	622,688
Healthcare Facilities	1,980,861	1,980,861	—	—
Healthcare Services	4,954,212	4,019,871	—	934,341
Healthcare Supplies	1,027,437	1,027,437	—	—
Healthcare Technology	1,632,346	1,632,346	—	—
Life Sciences Tools & Services	3,869,018	3,869,018	—	—
Managed Healthcare	456,593	456,593	—	—
Pharmaceuticals	5,127,579	5,127,579	—	—
Information Technology	602,454	602,454	—	—
Rights(1)
Equity Contracts	22,392	22,392	—	—
Warrants(1)
Equity Contracts	2,395,039	—	1,307,092	1,087,947
Purchased Options(1)
Equity Contracts	9,813	9,813	—	—
Investment Companies	9,908,413	9,908,413	—	—

Total Assets	58,453,906	54,501,838	1,307,092	2,644,976

Liabilities
Securities Sold Short (1)	(21,322,736)	(21,322,736)	—	—

Total Liabilities	(21,322,736)	(21,322,736)	—	—

Total	$37,131,170	$33,179,102	$1,307,092	$2,644,976

(1) See Investment Portfolio detail for industry breakout.

44	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

	Total value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans(1)	$1,106,291,075	$—	$1,030,108,758	$76,182,317	(2)
Foreign Denominated or Domiciled Senior Loans(1)	94,602,950	—	85,480,936	9,122,014
Collateralized Loan Obligations	115,673,875	—	111,029,175	4,644,700
Corporate Bonds & Notes(1)	55,280,969	—	55,280,969	—
Foreign Corporate Bonds & Notes	15,526,294	—	15,526,294	—
Claims(1)	1,143,780	—	1,143,780	—
Common Stocks & Exchange-Traded Funds
Broadcasting	2,437,808	—	—	2,437,808
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—	(2)
Healthcare	12,465,336	—	—	12,465,336
Housing	6,283,250	—	1,239,299	5,043,951	(2)
Media & Telecommunications	119,091,979	85,350,233	33,741,746	—	(2)
Other	22,919,500	22,919,500	—	—
Real Estate Investment Trust	10,826,782	10,826,782	—	—
Telecommunications	2,041,911	2,041,911	—	—
Transportation	—	—	—	—	(2)
Utility	28,616	—	28,616	—
Preferred Stocks(1)	—	—	—	—	(2)
Rights(1)
Equity Contracts	10,488,715	—	10,488,715	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Investment Companies	24,801,660	24,801,660	—	—
Other Financial Instruments
Foreign Currency Contracts —Foreign Currency Exchange Contracts	28,951	28,951	—	—

Total Assets	1,601,610,880	145,969,037	1,344,068,288	111,573,555

Liabilities
Securities Sold Short(1)	(42,365,850)	(42,365,850)	—	—
Other Financial Instruments
Foreign Currency Contracts —Foreign Currency Exchange Contracts	(495,302)	(495,302)	—	—

Total Liabilities	(42,861,152)	(42,861,152)	—	—

Total	$1,558,749,728	$103,107,885	$1,344,068,288	$111,573,555

(1) See Investment Portfolio detail for industry breakout.

(2) This category includes securities with a value of zero.

Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2013. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2013 or December 31, 2013.

	Balance as of June 30, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
U.S. Senior Loans	$320,000	$—	$—	$—	$(480,000)	$480,000	$—	$(320,000)	—	$—
Common Stock
Healthcare Equipment & Services	674,917	934,341	—	—	—	(52,229)	—	—	1,557,029	(52,229)
Warrants — Equity Price Risk	2,582,227	91,919	—	—	—	(1,586,199)	—	—	1,087,947	(184,824)

Total	$3,577,144	$1,026,260	$—	$—	$(480,000)	$(1,158,428)	$—	$(320,000)	$2,644,976	$(237,053)

	Balance as of June 30, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans	$46,040,249	$—	$(23,454,468)	$(7,204)	$(346,738)	$(1,459,973)	$62,442,448	$(7,031,997)	76,182,317	$(1,477,489)
Foreign Denominated or Domiciled Senior Loans	6,248,247	—	(1,508,196)	5,753	(37,173)	623,002	4,170,220	(379,839)	9,122,014	660,811
Collateralized Loan Obligations	4,479,510	—	—	56,694	.	108,496	—	—	4,644,700	108,496
Claims	—	—	—		(2,260,867)	2,260,867	—	—	—	—
Common Stocks & Exchange-Traded Funds
Broadcasting	1,542,310	—	—	—	—	895,498	—	—	2,437,808	895,498
Energy	1,677,429	—	—	—	—	—	—	—	1,677,429	—
Gaming & Leisure(1)	—	—	—	—	—	8,551	—	(8,551)	—	8,551
Healthcare	12,479,828	—	—	—	—	(14,492)	—	—	12,465,336	(14,492)
Housing(1)	4,714,281	—	—	—	—	329,670	—	—	5,043,951	329,670
Media & Telecommuni-cations	—	—	—	—	—	—	—	—	—	—
Transportation	—	—	—	—	—	—	—	—	—	—
Preferred Stocks
Real Esatate	—	—	—	—	—	(247,732)	247,732	—	—	(247,732)
Warrants
Equity Contracts	66,600	—	—		—	(47,766)	—	(18,834)	—	—

Total	$77,248,454	$—	$(24,962,664)	$55,243	$(2,644,778)	$2,456,121	$66,860,400	$(7,439,221)	$111,573,555	$263,313

(1) Balance as of June 30, 2013 reflects an industry reclassification for Nevada Land Group, LLC from Gaming & Leisure to Housing.

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2013, a net amount of $1,026,260 and $24,962,664 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between level three and two were due to management’s assessment of the observable and unobservable inputs for valuing the assets.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2.

The table below sets forth a summary of changes in the Funds’ Level 3 assets (assets measured at fair value using significant unobservable inputs) for the year ended December 31, 2013.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 12/31/13	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stocks	1,557,029	Fair Valuation-Multiple Scenarios	Discount Rate	22%
			Scenario Probabilities	Various
Warrants	1,087,947	Option Pricing Model	Custom Volatility	75%

Total	$2,644,976
Highland Floating Rate Opportunities Fund
Debt	$89,949,031	Third-Party Pricing Vendor	N/A	N/A
		Multiple Analysis	Discount Rate	10%
			Asset Specific Discount	75% - 90%
			Liquidity Discount	10% - 30%
		Liquidation Analysis	Discount Rate	15%
		Debt-Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	5%
			Liquidity Discount	20%
			Multiple Discount	10%
			Scenario Probabilities	Various
		Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flows	Liquidity Discount	25%
			Discount Rate	30%
Common Stocks	21,624,524	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Liquidity Discount	20%
			Minority Discount	20%
			Discount Rate	15%

Total	$111,573,555

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates, scenario probabilities, weighted comparables and liquidity discounts. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Fund, is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Funds intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investments in Foreign Markets

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Funds sell a security it does not own in anticipation that the market price of that security will decline. When the Funds sell a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Funds may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on Long/Short Equity Fund’s and Long/Short Healthcare Fund’s Statement of Assets and Liabilities. Restricted cash in the amounts of $154,731,920, $21,038,845 and $58,983,363 were held with the broker for the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively. Additionally, securities valued at $328,634,465 and $19,005,618 were posted in the Long/Short Equity Fund and Long/Short Healthcare Fund’s segregated accounts as collateral.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the period ended December 31, 2013, the open values of the Floating Rate Opportunities Fund’s forward foreign currency exchange contracts were EUR 1,485,000 and GBP 4,020,000.

For the period ended December 31, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not invest in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. During the period ended December 31, 2013, the Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

During the period ended December 31, 2013, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the period ended December 31, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the period ended December 31, 2013 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	2,500	$188,490
Call Options Written	30,575	11,159,180
Put Options Written	600	296,279
Call Options Exercised	(9,948)	(5,551,064)
Call Options Expired	(10,250)	(1,460,024)
Put Options Expired	(2,500)	(188,490)
Call Options Closed	(9,177)	(3,440,885)
Put Options Closed	(600)	(465,216)

Outstanding, December 31, 2013	1,200	$538,270

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	662	$30,609
Call Options Written	165	24,326
Call Options Expired	(662)	(30,609)
Put Options Expired	(165)	(24,326)

Outstanding, December 31, 2013	—	$—

During the period ended December 31, 2013, the Floating Rate Opportunities Fund did not invest in options.

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2013.

	Fair Value
Risk Exposure	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$—		$753,600	(1)
Foreign Exchange Risk	—		1,701,153	(2)
Floating Rate Opportunities Fund
Foreign Exchange Risk	28,951	(3)	495,302	(4)3)

(1)	Statement of Assets and Liabilities location: Written options contracts, at value.
(2)

Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures as disclosed on the Fund’s Investment Portfolio. The period end variation margin is separately disclosed on the Fund’s Statement of Assets and Liabilities.

(3)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

To reduce counterparty credit risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Assets Presented in Statement of Assets & Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than 0)
Floating Rate Opportunities Fund	PNC Capital Markets LLC	$28,951	$(28,951)	$—	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities	Financial Instrument	Collateral Pledged	Net Amount (not less than 0)
Floating Rate Opportunities Fund	Credit Suisse First Boston	$417,961	$—	$—	$417,961
Floating Rate Opportunities Fund	PNC Capital Markets LLC	77,341	(28,951)	—	$48,390

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$(7,445,378	)(1)	$(1,993,519	)(3)
Commodity Risk	574,426	(1)	(77,076	)(3)
Foreign Currency Risk	1,070,089	(1)	(24,443	)(3)
Long/Short Healthcare Fund
Equity Price Risk	(1,333,816	)(1)	138,657	(3)
Floating Rate Opportunities Fund
Foreign Currency Risk	261,571	(2)	(858,075	)(4)

(1)	Statement of Operations location: Net realized gain/(loss) on written options contracts, futures contracts, and/or investments.
(2)	Statement of Operations location: Net realized gain/(loss) on foreign currency related transactions.
(3)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options contracts, futures contracts and/or investments.
(4)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on foreign currency related translations.

For the period ended December 31, 2013, each Fund’s average volume of derivatives is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	3,333	$—
Futures Contracts	—	(513,864)
Written Options Contracts	2,275	—
Long/Short Healthcare Fund
Purchased Options Contracts	41,525	—
Written Options Contracts	221	—
Floating Rate Opportunities Fund
Forward Foreign Currency Exchange Contracts	—	(134,920)

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)(3)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$68,431,932	$(67,673,953)	$—	$757,979
Long/Short Healthcare Fund	9,908,413	(9,744,486)	—	163,927
Floating Rate Opportunities Fund	24,801,660	(24,286,219)	—	515,441

(1)	Represents market value of securities on loan at year end.
(2)

For the year ended December 31, 2013, the market value of securities loaned by the Funds was $67,673,953, 9,744,486 and 24,286,219, respectively. The loaned securities were secured with cash collateral of $68,431,932, 9,908,413 and 24,801,660, respectively, which was invested in the State Street Navigator Prime Securities Lending Portfolio.

(3)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended June 30, 2013, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Long/Short Equity Fund	$10,073,645	$(10,940,072)	$866,427
Long/Short Healthcare Fund	1,614,767	(9,115)	(1,605,652)
Floating Rate Opportunities Fund	(34,312)	6,891,640	(6,857,328)

At June 30, 2013, the Funds’ tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(1)
Long/Short Equity Fund	$18,806,481	$—	$—	$—	$12,292,968
Long/Short Healthcare Fund	—	—	—	(9,368,194)	2,620,444
Floating Rate Opportunities Fund	—	—	—	(884,992,058)	(469,802,752)

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

At June 30, 2013, the Floating Rate Opportunities Fund and the Long/Short Healthcare Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2015		2016		2017		2018		2019	No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Long/Short Healthcare Fund	$—		$—		$—		$—		$—	$8,493,043	$388,417	$8,881,460
Floating Rate Opportunities Fund	8,394,093	(2)	232,159,979	(2)	450,912,670	(2)	143,999,490	(2)	—	—	57,108,843	892,575,075
(1)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(2)

These capital loss carryforward amounts were acquired in a reorganization and are available to offset future capital gains of Floating Rate Opportunities Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

For the year ended June 30, 2013 there were no capital loss carryforwards for the Long/Short Equity Fund.

The tax character of distributions paid during the years ended June 30, 2013 and June 30, 2012 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital
Long/Short Equity Fund
2013	$24,088,101	$—	$—
2012	3,482,889	—	—
Long/Short Healthcare Fund
2013	—	—	—
2012	6,785,881	—	—
Floating Rate Opportunities Fund
2013	21,786,709	—	6,857,328
2012	26,165,656	—	—
(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2013, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) (1)	Cost
Long/Short Equity Fund	$109,033,048	$24,467,295	$84,566,653	$720,609,779
Long/Short Healthcare Fund	8,111,509	2,578,205	5,533,304	31,597,866
Floating Rate Opportunities Fund	149,633,710	550,268,426	(400,634,716)	1,959,850,795
(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, premium amortization, and other adjustments

In the first quarter of the 2014 fiscal year, the Trust identified a book-tax difference related to foreign-currency losses that were recorded as a capital loss in Floating Rate Opportunities Fund for fiscal year 2013, which should have been reported as a reduction of income in the financial statements for the fiscal year ended June 30, 2013. This resulted in a reclassification from “Distributions to shareholders from: Net Investment Income” to “Distributions to shareholders from: Return of Capital” on the Statement of Changes in Net Assets in the amount of $6,857,328. The reclassification also affects the components of Net Assets on the Statement of Asset and Liabilities, the character of distributions represent on the Financial Highlights, and the tax character of earnings and distributions represented in Note 4, U.S. Federal Income Tax Information. Management evaluated the impact of the adjustment and determined the impact was not material to the prior period financial statements; however management has revised the June 30, 2013 financial statements as presented herein. The correction has no effect on Net Asset Value, total Net Assets, Fund returns, or total increase in net assets resulting from operations. The error also impacted previously reported financial highlights. See the Financial Highlights statement for the impact to financial highlights as reported at June 30, 2013.

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

The following tables illustrate the effect of the adjustment in the Statement of Assets and Liabilities, Statements of Changes in Net Assets, and related footnote disclosures for the period and year ended June 30, 2013, to allow a reader to roll the components of the Fund Net Assets for Floating Rate Opportunities Fund.

	Corrected Amount	Previous Published Amount	Adjustment
Statement of Assets and Liabilities: Net Assets Consist of:
Par Value	$96,419	$96,419	$—
Paid-in capital	2,101,640,498	2,108,497,826	(6,857,328)
Accumulated net investment loss	(24,729,109)	(24,003,420)	(725,689)
Accumulated net realized gain (loss)	(883,237,412)	(890,820,429)	7,583,017
Net unrealized appreciation (depreciation)	(447,520,300)	(447,520,300)	—

Net Assets	$746,250,096	$746,250,096	—

	Corrected Amount	Previous Published Amount	Adjustment
Statement of Changes in Net Assets
Distributions to shareholders from:
Net investment income
Class A	$(8,158,527)	$(10,545,249)	$2,386,722
Class B	(71,663)	(91,537)	19,874
Class C	(11,460,980)	(15,271,797)	3,810,817
Class Z	(2,095,539)	(2,735,454)	639,915
Return of Capital
Class A	(2,386,722)	—	(2,386,722)
Class B	(19,874)	—	(19,874)
Class C	(3,810,817)	—	(3,810,817)
Class Z	(639,915)	—	(639,915)

Total distributions	(28,644,037)	(28,644,037)	—

Accumulated net investment loss	(24,729,109)	(24,003,420)	(725,689)

	Corrected Amount	Previous Published Amount	Adjustment
U.S. Federal Income Tax Information
Tax Reclassifications:
Undistributed Net Investment Income	$(34,312)	$691,377	$(725,689)
Accumulated Net Realized Gain(Loss)	6,891,640	(691,377)	7,583,017
Paid-in Capital	(6,857,328)	—	(6,857,328)
Components of Distributable Earnings
Undistributed Ordinary Income	—	725,689	(725,689)
Undistributed Long-Term Capital Gains	—	—	—
Undistributed Tax-Exempt Income	—	—	—
Accumulated Capital and Other Losses	(884,992,058)	(892,575,075)	7,583,017
Net Tax Appreciation/(Depreciation)	(469,802,752)	(469,802,752)	—
Tax Character of Distributions
Distributions paid from:
Ordinary Income	21,786,709	28,644,037	(6,857,328)
Long-Term Capital Gains	—	—	—
Return of Capital	6,857,328	—	6,857,328

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

Note 6. Credit Agreement

Effective June 13, 2012, the Floating Rate Opportunities Fund entered into a $300,000,000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company with an expiration of June 10, 2013. On October 29, 2012, the Credit Agreement was amended, reducing the facility from $300,000,000 to $250,000,000. At December 31, 2013, the Floating Rate Opportunities Fund had no borrowings under the Credit Agreement. For the period June 13, 2012 to June 9, 2013, interest was charged at a rate equal to the adjusted London Interbank Offered Rate (“LIBOR”) plus 1.10% per annum based on the outstanding borrowings. On June 10, 2013, the Credit Agreement was amended to reduce the interest rate to the adjusted LIBOR plus 0.95% per annum based on the outstanding borrowings. In addition, a commitment fee of 0.15% per annum is charged on the unutilized commitment amount. Included in the Statement of Operations is $0 of interest expense related to the Credit Agreement and $191,708 of commitment fees. On June 10, 2013, the Credit Agreement expiration date was extended to June 10, 2014.

The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Floating Rate Opportunities Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
12/31/2013	N/A	N/A
06/30/2013	N/A	N/A
06/30/2012	$89,000,000	718.4%
06/30/2011	135,000,000	659.9
06/30/2010	115,000,000	606.0
08/31/2009	181,000,000	465.8
08/31/2008	511,000,000	409.3
08/31/2007	960,000,000	400.5

Effective May 24, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds have access to the facility, but aggregate borrowings cannot exceed

$25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Other” on the Statement of Operations. The Unsecured Credit Agreement is set to expire May 23, 2014. During the period ended December 31, 2013, the Funds did not have any outstanding borrowings.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-advisory Fees

The Investment Adviser receives from the Long/Short Equity Fund and the Long/Short Healthcare Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25% and 1.00%, respectively.

The Long/Short Healthcare Fund and the Investment Adviser have entered into a sub-advisory agreement with Cummings Bay Capital Management, L.P. The Fund pays sub-advisory fees to Cummings Bay Capital Management, L.P. at an annual rate of 0.50% of the Average Daily Managed Assets of the Fund.

The Investment Adviser receives from the Floating Rate Opportunities Fund monthly investment advisory fees, computed and accrued daily, based on an annual rate of 0.65% of the Fund’s Average Daily Managed Assets for the first $1 billion, 0.60% of the Fund’s Average Daily Managed Assets for the next $1 billion and 0.55% of the Fund’s Average Daily Managed Assets over $2 billion.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily managed net assets.

Service and Distribution Fees

Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the period ended December 31, 2013, the Underwriter received $113,317, $131,666 and $468,942 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively. The Underwriter also received $5,925 and $15,920 of CDSC for Class C Shares of the Long/Short Equity Fund and the Floating Rate Opportunities Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares, Class B Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class B Shares	Class C Shares
Long/Short Equity Fund	0.35%	N/A	1.00%
Long/Short Healthcare Fund	0.35%	N/A	1.00%
Floating Rate Opportunities Fund	0.35%	0.70%	0.85%

For the period ended December 31, 2013, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class B Fees	Class C Fees
Long/Short Equity Fund	$278,197	$—	$241,671
Long/Short Healthcare Fund	25,704	—	33,888
Floating Rate Opportunities Fund	753,995	509	1,528,865

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver will continue through at least October 31, 2014 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For the Floating Rate Opportunities Fund, effective November 1, 2012, the Investment Adviser contractually agreed to limit the total annual operating expenses of the Floating Rate Opportunities Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment company Act of 1940, taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.95% of average daily net assets of the fund. The Expense Cap will continue through at least October 31, 2014, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser. The recoupment amount for the Floating Rate Fund was $584,315, which will expire in November 1, 2015.

For the period ended December 31, 2013, the Investment Adviser waived $6,235,607 for the Long/Short Equity Fund, and reimbursed $584,315 for the Floating Rate Opportunities Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Note 8. Redemption Fees

The Funds impose a 2.00% redemption fee on some Class A, Class B, Class C and Class Z Shares that are redeemed or exchanged within two months or less after the date of purchase, unless otherwise waived by a Fund. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the period ended

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

December 31, 2013, the Funds collected the following redemption fees:

	Redemption Fee Amount
Fund	Class A	Class B	Class C	Class Z
Long/Short Equity Fund	$3,475	$—	$1,082	$17,014
Long/Short Healthcare Fund	36	—	16	10
Floating Rate Opportunities Fund	42,023	17	37,964	28,585

Note 9. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Concentration Risk

The Funds may focus their investments in instruments of only a few companies. The concentration of each Fund’s portfolios in any one obligor would subject the Funds to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Funds to a greater degree of risk with respect to economic downturns relating to such industry.

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Emerging Markets Risk

Any investments in Emerging Market Countries (countries in which the capital markets are developing) may involve greater risks than investments in more developed markets and the prices of such investments may be more volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Foreign Securities Risk

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

Forward Foreign Currency Exchange Contracts Risk

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds. At the expiration of the contracts the Funds realize the gain or loss. Upon entering into such contracts, the Funds bear the risk of exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Funds because the forwards are not exchange-traded, and there is no clearinghouse to guarantee the forwards against default.

Futures Contracts Risk

The risks of entering into futures contracts include the possibilities that their markets may become illiquid and/or changes in the values of the contracts may not correlate to changes in the values of the underlying instruments.

Hedging Transactions Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Funds have taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid Securities Risk

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Industry Concentration Risk

The Long/Short Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.

Leverage Risk

Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When the Funds write a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When the Funds write a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Short-Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Funds might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Troubled, Distressed or Bankrupt Companies Risk

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Note 10. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended December 31, 2013, were as follows:

	U.S. Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$1,305,237,268	$1,319,052,675
Long/Short Healthcare Fund	—	—	121,996,073	128,963,211
Floating Rate Opportunities Fund	—	—	497,474,803	77,425,626

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended December 31, 2013.

Note 11. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities.

The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following company as of December 31, 2013:

			Market Value
Issuer	Shares at June 30, 2013	Shares at December 31, 2013	June 30, 2013	December 31, 2013	Affiliated Income	Purchases	Sales
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange–Traded Funds)	750,000	480,654	$14,970,000	$9,579,434	$393,880	$—	$5,382,216

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2013:

			Market Value
Issuer	Shares at June 30, 2013	Shares at December 31, 2013	June 30, 2013	December 31, 2013	Affiliated Income	Purchases	Sales
CCD Equity Partners, LLC (Common Stocks & Exchange–Traded Funds)	1,648,350	1,648,350	$4,714,281	$5,043,951	$—	$—	$—
CCS Medical, Inc. (Common Stocks & Exchange–Traded Funds)	207,031	207,031	12,479,828	12,465,336	—	—	—
Endurance Business Media, Inc. (Common Stocks & Exchange–Traded Funds)	4,921	4,921	—	—	—	—	—
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange–Traded Funds)	1,150,000	1,150,000	22,954,000	22,919,500	610,482	—	—
LLV Holdco, LLC (Common Stocks & Exchange–Traded Funds)	37,375	34,992	—	—	—	—	—
Nevada Land Group LLC (Common Stocks & Exchange–Traded Funds)	8	8	—	—	—	—	—

	3,047,685	3,045,302	$40,148,109	$40,428,787	$610,482	$—	$—

Note 12. Legal Matters

Matters Relating to Floating Rate Opportunities Fund’s Investment in TOUSA, Inc.

Floating Rate Opportunities Fund (“FRO”) is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders.

Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial, which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the pay-off of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, FRO and other Defendants filed appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. This amount was recorded in the Statement of Assets and Liabilities and the Statement of Operations. On February 11, 2011, the District Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. On May 15, 2012, the Eleventh Circuit Court of Appeal (“Eleventh Circuit”) issued its decision reversing the judgment of the District Court, affirming the liability findings of the Bankruptcy Court, and remanding to the District Court for further proceedings consistent with their opinion. Briefing has been completed at the District Court, but the case has been stayed pending the outcome of a related US Supreme Court case which could have a significant effect on the Tousa action. The US Supreme Court case was heard on January 14, 2014, and the Parties are waiting the decision. FRO’s posted Security will be released upon a final appellate ruling.

Note 13. Reorganization of Floating Rate Fund and Floating Rate Advantage Fund into Floating Rate Opportunities Fund

On February 21, 2011, the Board of Trustees approved an agreement and plan of reorganization (the “Agreement”) which provided for the transfer of all of the assets and liabilities of the Floating Rate Advantage Fund and the Floating Rate Fund (collectively, the “Acquired Funds”) into the Floating Rate Opportunities Fund (the “Reorganization”). The Floating Rate Opportunities Fund

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland Funds I

was created in anticipation of the Reorganization. Shareholders of each of the Acquired Funds approved the Reorganization at a joint meeting held on May 23, 2011. The primary purpose of the Reorganization was to provide greater liquidity to the shareholders of the Acquired Funds. The tax-free Reorganization was completed on June 13, 2011. The cost of the reorganization was $641,470, of which 57% and 43% was paid by the Floating Rate Advantage Fund and the Floating Rate Fund, respectively. For financial reporting purposes, assets received and shares issued by the Floating Rate Opportunities Fund were recorded at fair value; however, for tax purposes, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Floating Rate Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Using the facts and circumstances of the Reorganization, it was determined that the Floating Rate Advantage Fund would be the accounting survivor. The financial statements and historical information contained in the Financial Highlights and footnotes for Floating Rate Opportunities Fund reflect this determination.

The shares outstanding and net assets for each Share class of the Floating Rate Advantage Fund immediately before the Reorganization were:

Highland Floating Rate Advantage Fund	Net Assets	Shares Outstanding	Conversion Ratio
Class A	$152,005,518	21,683,600	1.0000
Class B	10,590,972	1,511,544	1.0000
Class C	260,755,064	37,203,278	1.0000
Class Z	18,149,806	2,591,311	1.0000

The shares outstanding for each Share class of the Floating Rate Fund immediately before the Reorganization and shares of the Floating Rate Opportunities Fund issued to Floating Rate Fund shareholders were:

Merged Fund Highland Floating Rate Fund	Shares Exchanged	Highland Floating Rate Opportunities Fund	Shares Issued	Net Asset Value	Conversion Ratio
Class A	18,720,164	Class A	17,615,566	$7.01	0.9410
Class B	1,354,869	Class B	1,273,780	$7.01	0.9402
Class C	30,496,942	Class C	28,687,427	$7.01	0.9407
Class Z	3,030,909	Class Z	2,852,666	$7.00	0.9412

The net assets and net unrealized appreciation/(depreciation) of Floating Rate Fund and Floating Rate Opportunities Fund immediately before the Reorganization were:

Merged Fund Highland Floating Rate Fund	Shares Exchanged	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Asset Value
Highland Floating Rate Fund	353,461,456	$233,892,251	Highland Floating Rate Opportunities Fund	$441,501,360

The net assets and shares outstanding of the Floating Rate Opportunities Fund upon the completion of the Reorganization were:

Highland Floating Rate Opportunities Fund	Net Assets	Shares Outstanding
Class A	$275,493,444	39,299,166
Class B	19,516,010	2,785,324
Class C	461,823,197	65,890,705
Class Z	38,130,164	5,443,977

Assuming the reorganization had been completed on July 1, 2010 the Floating Rate Opportunities Fund results of operations for the year ended June 30, 2011 would have been as follows:

Net investment income (loss)	$33,880,318
Net realized and unrealized gain (loss) on investments	$(178,621,241)
Net increase (decrease) in assets from operations	$(144,364,864)

Note 14. New Accounting Pronouncements

ASU 2013-08

In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

Note 15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

62	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2013	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2013 through December 31, 2013, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report	63

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2013	Highland Funds I

	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Annualized Expense Ratio(1)	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)	Expenses Paid During the Period(4)	Actual Returns for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,159.80	2.41%	1.87%	$13.07	$10.18	15.98%
Class C	1,000.00	1,155.90	3.05%	2.52%	16.57	13.69	15.59%
Class Z	1,000.00	1,162.50	2.05%	1.52%	11.17	8.29	16.25%
Hypothetical
Class A	$1,000.00	$1,015.78	2.41%	1.87%	$12.18	$9.50	5.00%
Class C	1,000.00	1,012.50	3.05%	2.52%	15.45	12.78	5.00%
Class Z	1,000.00	1,017.54	2.05%	1.52%	10.41	7.73	5.00%
Long/Short Healthcare Fund
Actual Fund Return
Class A	1,000.00	$1,203.10	3.30%	2.17%	$18.32	$12.05	20.31%
Class C	1,000.00	1,199.40	3.95%	2.82%	21.95	15.69	19.94%
Class Z	1,000.00	1,205.70	2.94%	1.82%	16.35	10.12	20.57%
Hypothetical
Class A	1,000.00	1,014.27	3.30%	2.17%	$16.71	$11.02	5.00%
Class C	1,000.00	1,010.94	3.95%	2.82%	20.02	14.34	5.00%
Class Z	1,000.00	1,016.03	2.94%	1.82%	14.90	9.25	5.00%
Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$1,074.00	1.31%	1.28%	$6.90	$6.74	7.40%
Class B	1,000.00	1,076.40	1.70%	1.68%	8.84	8.74	7.64%
Class C	1,000.00	1,071.30	1.84%	1.82%	9.61	9.50	7.13%
Class Z	1,000.00	1,075.90	0.96%	0.93%	5.08	4.92	7.59%
Hypothetical
Class A	$1,000.00	$1,018.70	1.31%	1.28%	$6.72	$6.56	5.00%
Class B	1,000.00	1,016.79	1.70%	1.68%	8.59	8.49	5.00%
Class C	1,000.00	1,016.03	1.84%	1.82%	9.35	9.25	5.00%
Class Z	1,000.00	1,020.47	0.96%	0.93%	4.94	4.79	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Annualized, based on the Fund’s most recent fiscal half-year expenses, excluding dividends on short positions and interest expenses, if any.
(3)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.
(4)	Expenses are equal to the Fund’s annualized expense ratio excluding interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.

Approval of Highland Funds I Advisory and Sub-Advisory Agreements

The Trust has retained the Investment Adviser to manage the assets of each of Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund (for purposes of this section, each a “Fund”) pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Trust has also retained Cummings Bay Capital Management, L.P. (the “Sub-Adviser” and, together with the Investment Adviser, the “Advisers”) to serve as sub-adviser to Highland Funds I, on behalf of Highland Long/Short Healthcare Fund (“Long/Short Healthcare Fund”), pursuant to a subadvisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”) by and among the Investment Adviser, the Sub-Adviser and Highland Funds I. The Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, each of the Agreements continues in effect from year-to-year, provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

64	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2013	Highland Funds I

The Board of Trustees held a meeting of the board on August 29, 2013, at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for a one-year period commencing December 31, 2013. The primary purpose of the meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At a meeting held on September 12-13, 2013, the Board of Trustees, including the Independent Trustees, approved the continuance of the Agreements with respect to each Fund. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Advisers, various information and written materials in connection with meetings of the Board of Trustees held on August 29, 2013 and September 12-13, 2013, including: (1) information regarding the financial soundness of the Advisers and the profitability of the Agreements to the Advisers; (2) information on the advisory and compliance personnel of the Advisers, including compensation arrangements; (3) information on the internal compliance procedures of the Advisers; (4) comparative information showing how the Funds’ proposed and actual fees and anticipated and actual operating expenses compare to those of other registered investment companies and private funds that follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and private funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Advisers. The Trustees also relied on information provided in connection with the initial approval of the Agreements, as well as new information specifically relating to changes from such time, and information provided at periodic meetings of the Trustees over the course of the year. In addition, the Trustees received an independent report from Keil Fiduciary Strategies (“KFS”), an independent source of investment company data, relating to each Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a relatively small peer group determined by Keil Fiduciary Strategies to be comparable. The Trustees also reviewed various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and Sub-Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Advisers

The Board of Trustees considered the portfolio management services to be provided by the Advisers under the Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Advisers. The Trustees also reviewed and discussed information regarding the Advisers’ compliance policies, procedures and personnel, including compensation arrangements. With regard to Long/Short Healthcare Fund, for which the Investment Adviser has retained the Sub-Adviser, the Trustees considered the services provided by the Investment Adviser with respect to the supervision of the Sub-Adviser, including the performance of periodic detailed analysis and review of the performance by the Sub-Adviser of its obligations to the Fund, including, without limitation, a review of the Sub-Adviser’s investment performance in respect of the Fund; preparation and presentation of periodic reports to the Trustees regarding the investment performance of the Sub-Adviser and other information regarding the Sub-Adviser; review and consideration of any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations and making appropriate reports to the Trustees; review and consideration of any changes in the ownership or senior management of the Sub-Adviser and making appropriate reports to the Trustees; performing periodic in-person or telephonic diligence meetings with representatives of the Sub-Adviser; and preparing recommendations with respect to the continued retention of the Sub-Adviser or the replacement of the Sub-Adviser. The Trustees concluded that the Advisers had the quality and depth of personnel and investment methods essential to performing their duties under the Agreements, and that the nature and the quality of such advisory services were satisfactory.

Semi-Annual Report	65

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2013	Highland Funds I

The Advisers’ Historical Performance in Managing the Funds

The Board of Trustees reviewed the historical performance of the Advisers and the Funds’ portfolio management teams in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Advisers’ performance at their meetings throughout the year. With respect to the Funds, the Trustees discussed relative performance and contrasted the performance of the Funds and their respective portfolio management teams versus that of the Funds’ peers, as represented by certain other registered investment companies that follow investment strategies similar to the Funds as well as comparable indices. With respect to each Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds

The Board of Trustees also gave substantial consideration to the fees payable under the Agreements, the expenses the Advisers incur in providing advisory services and the profitability to the Advisers of managing the Funds, including: (1) information regarding the financial condition of the Advisers; (2) information regarding the total fees and payments received by the Advisers for their services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Agreements and the actual fees paid by the Funds to the Investment Adviser versus the investment advisory fees of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds;

(4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services to the Funds under separate agreements and whether such fees are appropriate; and, (5) with respect to the Advisory Agreement for Long/Short Healthcare Fund, the fact that the fees payable to the Investment Adviser would be reduced by amounts payable to the Sub-Adviser for a given period. The Trustees also considered the so-called “fall-out benefits” to the Advisers with respect to the Funds, such as the reputational value of serving as Adviser or Sub-Adviser to the relevant Funds, potential fees paid to the Advisers’ affiliates by a Fund or portfolio companies for services provided, including administrative services provided to the Funds by the Investment Adviser pursuant to separate agreements, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. With respect to Long/Short Equity Fund and Long/Short Healthcare Fund, the Board of Trustees considered that the Funds’ actual management fees and total expense ratios were competitive as compared to their respective peer groups. With respect to Floating Rate Opportunities Fund, the Board of Trustees considered that, while the Fund’s relative management fee and total expenses exceeded the KFS peer group, the Adviser had agreed to limit total annual operating expenses through at least October 31, 2014. After such review, the Trustees determined that the anticipated profitability rates to the Investment Adviser and Sub-Adviser with respect to the Agreements were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the respective asset levels of the Funds, the information provided by the Advisers relating to their costs and information comparing the fee rates charged by the Advisers with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Advisers. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the applicable Adviser and/or Sub-Adviser on the one hand and shareholders of the Funds on the other.

66	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2013	Highland Funds I

Following a further discussion of the factors above and the merits of the Agreements and their various provisions, it was noted that in considering the approval of the Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, includ-

ing the Independent Trustees, unanimously agreed that the Agreements, including the advisory and sub-advisory fees to be paid to the Advisers are fair and reasonable to the Funds in light of the services that the Advisers provide, the expenses that they incur and the reasonably foreseeable asset levels of the Funds.

Semi-Annual Report	67

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Subadviser

(for Highland Long/Short Healthcare Fund)

Cummings Bay Capital Management, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

68	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds I	Semi-Annual Report, December 31, 2013

www.highlandfunds.com	HLC-HFI-SEMI-12/13

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2013

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

December 31, 2013	Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Net Assets as of December 31, 2013

$127.8 million

Portfolio Data as of December 31, 2013

The information below provides a snapshot of Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/13 (%)*
BBB	3.7
BB	33.5
B	53.6
CCC	7.2
D	0.8
Not Rated	1.2

Top 5 Sectors as of 12/31/13 (%)*
Media/Telecommunications	14.7
Service	9.6
Information Technology	9.4
Healthcare	8.6
Food/Tobacco	6.9

Top 10 Holdings as of 12/31/13 (%)*
Caesars Entertainment Operating Co., Inc. (Term B-6 Loan)	2.5
Dell International (Term B Loan)	2.0
Clear Channel Communications, Inc. (Tranche D Term Loan)	2.0
Texas Competitive Electric Holdings Co., LLC (2017 Term Loan (Extending))	1.9
Asurion, LLC (Incremental Tranche B-1 Term Loan)	1.9
First Data Corporation (2018 Dollar Term Loan)	1.8
HJ Heinz Company (Term B-2 Loan)	1.8
Clear Channel Communications, Inc. (Tranche B Term Loan)	1.6
BMC Software Finance (Initial US Term Loan)	1.6

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

Semi-Annual Report	1

FINANCIAL STATEMENTS

December 31, 2013	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 94.2%

AEROSPACE - 2.0%
743,120	Sequa Corp. Initial Term Loan, 5.250%, 06/19/17	727,857
1,815,397	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20 (b)	1,822,622

		2,550,479

BROADCASTING - 4.9%
995,000	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	990,339
730,309	Charter Communications Operating, LLC Term F Loan, 3.000%, 12/31/20	726,088
2,129,788	Clear Channel Communications, Inc. Tranche B Term Loan, 3.814%, 01/29/16 (b)	2,066,927
2,620,212	Clear Channel Communications, Inc. Tranche D Term Loan, 6.914%, 01/30/19 (b)	2,507,215

		6,290,569

CABLE/WIRELESS VIDEO - 0.9%
1,093,368	WideOpenWest Finance, LLC Term B Loan, 4.750%, 04/01/19 (b)	1,100,748

CHEMICALS - 4.5%
1,478,087	Axalta Coating Systems Initial Term B Loan, 4.750%, 02/01/20	1,490,946
1,637,324	Ineos US Finance, LLC Cash Dollar Term Loan, 4.000%, 05/04/18	1,645,854
645,113	PQ Corporation 2013 Term Loan, 4.500%, 08/07/17	650,677
1,932,169	Univar, Inc. Term B Loan, 5.000%, 06/30/17	1,920,229

		5,707,706

CONSUMER NON-DURABLES - 0.1%
92,143	Spectrum Brands, Inc. Tranche C Term Loan, 3.500%, 09/04/19	92,453

CONSUMER PRODUCTS - 0.8%
214,150	Revlon Consumer Products Corp. Replacement Term Loan, 4.000%, 11/20/17	215,823
776,897	Serta Simmons Super Holdings, LLC Term Loan, 5.000%, 10/01/19	782,530

		998,353

Principal Amount ($)		Value ($)

DIVERSIFIED MEDIA - 0.2%
468,008	R.H. Donnelley, Inc. Loan, 9.750%, 12/31/16	287,158

ENERGY - 1.9%
1,400,000	Chesapeake Energy Corp. Loan, 5.750%, 12/02/17	1,431,402
250,000	Energy Transfer Equity, LP Loan, 3.250%, 12/02/19	249,562
700,000	FTS International, Inc. Term Loan, 8.500%, 05/06/16	704,669

		2,385,633

FINANCIAL - 1.8%
1,750,000	Nuveen Investments, Inc. Tranche B First-Lien Term Loan, 4.164%, 05/13/17	1,745,625
496,250	Ocwen Loan Servicing Initial Term Loan, 5.000%, 02/15/18	503,260

		2,248,885

FOOD & DRUG - 1.1%
309,541	Roundy’s Supermarkets, Inc. Tranche B Term Loan, 5.750%, 02/13/19	310,025
1,040,980	Supervalu, Inc. New Term Loan, 5.000%, 03/21/19 (b)	1,052,363

		1,362,388

FOOD/TOBACCO - 6.8%
246,875	Burger King Corporation Tranche B Term Loan (2012), 3.750%, 09/28/19	248,349
1,358,315	Del Monte Foods Company Initial Term Loan, 4.000%, 03/08/18	1,365,100
1,282,606	Dunkin Brands, Inc. Term B-3 Loan, 3.750%, 02/14/20	1,288,615
1,741,250	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19	1,754,214
2,239,373	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20	2,259,864
467,500	OSI Restaurant Partners, LLC 2013 Replacement Term Loan, 3.500%, 10/28/19	468,610
894,245	Pinnacle Foods Finance, LLC New Term Loan G, 3.250%, 04/29/20	894,639
249,375	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.250%, 04/29/20 (b)	249,462

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

FOOD/TOBACCO (continued)
341,087	Wendy’s International, Inc Term B Loan, 3.250%, 05/15/19	342,032

		8,870,885

FOREST PRODUCTS/CONTAINERS - 2.3%
593,901	Berry Plastics Corp. Term C Loan, 2.164%, 04/03/15	594,230
997,487	Berry Plastics Corp. Term D Loan, 3.500%, 02/08/20 (b)	996,241
1,392,351	Reynolds Group Holdings Inc. Incremental U.S. Term Loan, 4.000%, 12/31/18 (b)	1,407,061

		2,997,532

GAMING/LEISURE - 5.1%
750,000	Caesars Entertainment Operating Co., Inc. Term B-5 Loan, 4.488%, 01/28/18	711,562
3,316,535	Caesars Entertainment Operating Co., Inc. Term B-6 Loan, 5.488%, 01/28/18	3,176,445
1,120,000	Hilton Worldwide Finance Initial Term Loan, 3.750%, 10/25/20(b)	1,131,402
495,000	MGM Resorts International (MGM Grand Detroit, LLC) Term Loan B, 3.500%, 12/20/19	496,703
739,115	Seaworld Parks & Entertainment, Inc. Term B-2 Loan, 3.000%, 05/14/20	731,724
247,500	Six Flags Theme Parks, Inc. Tranche B Term Loan, 5.250%, 12/20/18	248,626

		6,496,462

HEALTHCARE - 8.5%
1,187,773	Biomet Dollar Term B-2 Loan, 3.665%, 07/25/17	1,196,805
1,750,000	CHS/Community Health Systems, Inc. Extended Term Loan, 3.748%, 01/25/17	1,766,266
792,509	Envision Healthcare Corporation Initial Term Loan, 4.000%, 05/25/18	796,360
988,539	Grifols, Inc. New U.S. Tranche B Term Loan, 4.250%, 06/01/17(b)	996,308
1,246,875	HCA, Inc. Tranche B-4 Term Loan, 2.914%, 05/01/18	1,249,082

Principal Amount ($)		Value ($)

HEALTHCARE (continued)
1,047,375	HCA, Inc. Tranche B-5 Term Loan, 2.998%, 03/31/17	1,049,119
784,450	Health Management Associates, Inc. Replacement Term B Loan, 3.500%, 11/16/18	785,572
643,738	Hologic, Inc. Refinancing Tranche B Term Loan, 3.750%, 08/01/19	648,634
998,788	IMS Health Incorporated Tranche B-1 Dollar Term Loan, 3.750%, 09/01/17	1,004,252
438,234	MultiPlan, Inc. Term B-1 Loan, 4.000%, 08/26/17	441,795
996,237	Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC) 2013 Term Loan, 4.250%, 12/05/18 (b)	1,004,432

		10,938,625

HOUSING - 0.4%
496,222	HD Supply, Inc. Term Loan, 4.500%, 10/12/17	501,581
30,081	Realogy Group, LLC Extended Synthetic Commitment, 4.400%, 10/10/16	30,452

		532,033

INFORMATION TECHNOLOGY - 9.4%
990,744	Alcatel-Lucent USA, Inc. U.S. Term Loan, 5.750%, 01/30/19	996,877
1,484,318	Avaya, Inc. Term B-3 Loan, 4.736%, 10/26/17	1,456,116
729,593	Avaya, Inc. Term B-5 Loan, 8.000%, 03/31/18	741,631
2,000,000	BMC Software Finance Initial US Term Loan, 5.000%, 09/10/20	2,014,070
986,339	CDW LLC Term Loan, 3.250%, 04/29/20	985,195
2,500,000	Dell International Term B Loan, 4.500%, 04/29/20 (b)	2,511,612
1,489,997	Freescale Semiconductor, Inc. Tranche B-4 Term Loan, 5.000%, 02/28/20	1,508,220
1,767,106	Infor (US), Inc. Tranche B-2 Term Loan, 5.250%, 04/05/18 (b)	1,775,756

		11,989,477

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

MANUFACTURING - 2.1%
398,000	Apex Tool Group, LLC Term Loan, 4.500%, 01/31/20	400,563
1,246,875	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20 (b)	1,249,606
997,500	Rexnord LLC/RBS Global, Inc Term B Loan, 4.000%, 08/21/20 (b)	1,001,759

		2,651,928

MEDIA/TELECOMMUNICATIONS - 13.7%
744,864	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 10/09/16	735,766
546,443	Cengage Learning Acquisitions, Inc. (Thomson Learning) Original Term Loan, 4.750%, 07/03/14 (c)	428,138
744,080	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche B Term Loan (Extending), 7.750%, 07/05/17 (c)	583,757
1,585,398	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	1,590,519
1,490,616	Crown Castle Operating Company New Tranche B Term Loan, 3.250%, 01/31/19	1,495,818
217,391	Crown Castle Operating Company Term Loan B2, 0.070%, 01/31/21 (b)	218,292
1,364,302	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19 (b)	1,276,236
1,925,923	Intelsat Jackson Holdings Tranche B-2 Term Loan, 3.750%, 06/30/19	1,943,979
500,000	Level 3 Financing Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	503,697
1,493,089	Nielsen Finance, LLC Class E Dollar Term Loan, 2.918%, 05/01/16	1,499,435
547,056	Regal Cinemas Corp. Term Loan, 2.748%, 08/23/17	550,034
731,888	SuperMedia Inc. Loan, 11.600%, 12/30/16	548,462
849,460	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17	853,903
1,390,747	Univision Communications, Inc. 2013 Converted Extended First-Lien Term Loan, 4.500%, 03/01/20	1,399,550

Principal Amount ($)		Value ($)

MEDIA/TELECOMMUNICATIONS (continued)
994,987	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,000,997
1,750,000	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/07/20	1,756,125
1,134,884	West Corporation Term B-8 Loan, 3.750%, 06/30/18	1,141,653

		17,526,361

METALS/MINERALS - 1.5%
1,239,327	Arch Coal, Inc. Term Loan, 6.250%, 05/16/18	1,225,130
692,052	Walter Energy, Inc. B Term Loan, 6.750%, 04/02/18	680,083

		1,905,213

RETAIL - 5.8%
495,609	Academy, Ltd. Initial Term Loan (2012), 4.500%, 08/03/18	499,676
498,750	American Builders & Contractors Supply Co. Term B Loan, 3.500%, 04/16/20 (b)	500,481
746,241	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	751,729
500,000	Gymboree Corporation Term Loan, 5.000%, 02/23/18	468,750
818,671	J. Crew Group, Inc. Term B-1 Loan, 4.000%, 03/07/18 (b)	824,807
1,493,123	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	1,463,261
1,250,000	Neiman Marcus Group Inc. Term Loan, 5.000%, 10/25/20 (b)	1,267,450
594,250	Party City Holdings, Inc. 2013 Replacement Term Loan, 4.250%, 07/27/19	597,732
598,906	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	603,164
486,506	Toys ‘R’ Us - Delaware, Inc. Initial Loan, 6.000%, 09/01/16	441,329

		7,418,379

SERVICE - 9.6%
1,246,851	ADS Waste Holdings, Inc. Tranche B Term Loan, 4.250%, 10/09/19 (b)	1,255,423

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

SERVICE (continued)
2,408,396	Asurion, LLC Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19 (b)	2,412,250
598,687	Ceridian Corporation 2013 New Replacement US Term Loan, 4.415%, 05/09/17	602,054
570,764	Education Management, LLC Tranche C-2 Term Loan, 4.250%, 06/01/16 (b)	549,420
1,500,000	First Data Corporation 2017 New Term Loan, 4.166%, 03/24/17	1,504,973
2,300,000	First Data Corporation 2018 Dollar Term Loan, 4.166%, 03/23/18	2,307,498
500,000	First Data Corporation 2018B New Term Loan, 4.166%, 09/24/18	501,320
1,288,922	Sabre, Inc. Term B Loan, 5.250%, 02/19/19	1,300,606
545,220	ServiceMaster Company Tranche B Term Loan, 4.420%, 01/31/17 (b)	542,666
1,467,668	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 3.750%, 04/02/20	1,313,013

		12,289,223

TELECOMMUNICATIONS - 2.0%
997,494	Cricket Communications, Inc. C Term Loan, 4.750%, 03/08/20	1,003,000
397,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	411,193
1,093,103	Zayo Group, LLC Term Loan, 4.500%, 07/02/19	1,095,650

		2,509,843

TRANSPORTATION - 2.8%
495,006	Allison Transmission, Inc. Term B-3 Loan, 3.750%, 08/23/19	498,565
1,496,164	Chrysler Group, LLC Term Loan B, 4.250%, 05/24/17	1,508,941
1,047,196	Federal-Mogul Corporation Tranche B Term Loan, 2.108%, 12/29/14 (b)	1,036,562
603,083	Federal-Mogul Corporation Tranche C Term Loan, 2.108%, 12/28/15 (b)	596,959

		3,641,027

Principal Amount ($)		Value ($)

UTILITY - 6.0%
441,149	AES Corporation 2013 Other Term Loan, 3.750%, 06/01/18	444,643
893,125	Calpine Corporation Term Loan (3/11), 4.000%, 04/01/18	900,855
745,603	Calpine Corporation Term Loan, 4.000%, 10/09/19	752,000
1,240,603	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	1,239,412
2,650,000	Texas Competitive Electric Holdings Co., LLC 2014 Term Loan (Non-Extending), 3.739%, 10/10/14	1,883,487
3,500,000	Texas Competitive Electric Holdings Co., LLC 2017 Term Loan (Extending), 4.739%, 10/10/17	2,429,595

		7,649,992

	Total US Senior Loans (Cost $120,991,786)	120,441,352

Foreign Domiciled Senior Loans (a) - 5.4%

AUSTRALIA - 1.6%
USD
1,983,116	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 4.250%, 06/30/19	2,011,623

CANADA - 1.1%
USD
377,143	Bombardier Recreational Products Inc. Term B Loan, 4.000%, 01/30/19	378,961
1,000,000	Hudson’s Bay Company Initial Term Loan (First Lien), 4.750%, 11/04/20 (b)	1,017,690

		1,396,651

GERMANY - 1.0%
USD
250,000	Ina Beteiligungsegesellschaft Mit Beschrankter Haftung Facility C (USD), 4.250%, 01/27/17	252,551
997,500	Springer SBM Two GmbMBH Initial Term B2 Loan, 5.000%, 08/15/20 (b)	1,003,420

		1,255,971

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

Foreign Domiciled Senior Loans (continued)

NETHERLANDS - 1.3%
USD
842,196	Tronox Pigments BV New Term Loan, 4.500%, 03/19/20	854,619
750,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21 (b)	749,813

		1,604,432

UNITED KINGDOM - 0.4%
USD
498,744	Alpha Topco Limited New Facility B (USD), 6.000%, 04/30/19 (b)	504,701

	Total Foreign Domiciled Senior Loans (Cost $6,735,150)	6,773,378

Total Investments - 99.6%		127,214,730

(Cost $127,726,936) (d)
Other Assets & Liabilities, Net - 0.4%		563,182

Net Assets - 100.0%		127,777,912

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Security is in default on interest payments as of December 31, 2013.
(d)	Cost for U.S. federal income tax purposes is $127,726,936.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
USD	United States Dollar

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.8%
Gaming/Leisure	0.3%
Media/Telecommunications	1.0%
Metals/Minerals	1.5%
Retail	0.8%
Technology	0.8%
Transportation	0.2%

5.4%

See accompanying Notes to Financial Statements.	7

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2013 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $127,726,936)	127,214,730
Cash	12,137,965
Receivable for:
Investments sold	4,737,566
Dividends and interest	302,304
Prepaid expenses	11,742

Total assets	144,404,307

Liabilities:
Payables for:
Investments purchased	16,480,217
Audit fees	53,892
Investment advisory fees (Note 4)	20,099
Administration fees (Note 4)	10,525
Transfer agent fees	5,991
Trustees’ fees (Note 4)	2,491
Accrued expenses and other liabilities	53,180

Total liabilities	16,626,395

Net Assets	127,777,912

Composition of Net Assets:
Paid-in capital	128,417,000
Distributions in excess of net investment income	(47,710)
Accumulated net realized loss on investments	(79,172)
Net unrealized depreciation on investments	(512,206)

Net Assets	127,777,912

Shares outstanding (unlimited authorization — no par value)	6,400,000
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	19.97

8	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2013 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	2,814,969

Total investment income	2,814,969

Expenses:
Investment advisory fees (Note 4)	246,217
Administration fees (Note 4)	54,715
Trustees’ fees (Note 4)	5,303
Offering Costs	146,707
Licensing fees	47,123
Audit fees	24,654
Custodian fees	17,311
Printing fees	15,017
Legal fees	12,998
Registration fees	7,342
Transfer agent fees	7,146
Commitment fees (Note 8)	503
Other	7,908

Total operating expenses before waiver and reimbursement	592,944

Fees and expenses waived by Investment Adviser (Note 4)	(246,217)
Reimbursement of other operating expenses by Investment Adviser (Note 4)	(45,793)

Net operating expenses	300,934

Net investment income	2,514,035

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(95,656)
Net change in unrealized appreciation/(depreciation) on investments	628,307

Net realized and unrealized gain on investments	532,651

Net increase in net assets resulting from operations	3,046,686

See accompanying Notes to Financial Statements.	9

STATEMENT OF CHANGES IN NET ASSETS

Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2013 (unaudited) ($)	Period Ended June 30, 2013(a) ($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	2,514,035	1,938,830
Net realized gain/(loss) on investments	(95,656)	260,986
Net change in unrealized appreciation/(depreciation) on investments	628,307	(1,140,513)

Net increase in net assets resulting from operations	3,046,686	1,059,303

Distributions Declared to Shareholders
From net investment income	(2,586,190)	(1,817,844)
From net realized gains	(341,043)	—

Total distributions declared to shareholders	(2,927,233)	(1,817,844)

Share Transactions
Subscriptions	37,986,000	90,431,000

Net increase from share transactions	37,986,000	90,431,000

Total increase in net assets	38,105,453	89,672,459

Net Assets:
Beginning of period	89,672,459	—

End of period	127,777,912	89,672,459

Undistributed (Distributions in excess of) net investment income	(47,710)	24,445

Changes in Shares
Subscriptions	1,900,000	4,500,000

Net increase	1,900,000	4,500,000

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout each period is as follows:

	For Six Months Ended 12/31/13 (unaudited)		For the Period Ended 06/30/13(a)

Net Asset Value, Beginning of Period	$19.93		$20.00
Income from Investment Operations:
Net Investment Income(b)	0.46		0.73
Net realized and unrealized gain /(loss)	0.12		(0.13)

Total from investment operations	0.58		0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.48)		(0.67)
From net realized gains	(0.06)		—

Total distributions declared to shareholders	(0.54)		(0.67)
Net Asset Value, End of Period	$19.97		$19.93
Total return(c)	2.85	%(g)	3.04	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000s)	$127,778		$89,672
Gross expenses	1.08	%(d)	1.62	%(d)
Waiver/reimbursement	(0.53	)%(d)	(1.07	)%(d)
Net expenses(f)	0.55	%(d)	0.55	%(d)
Net investment income	4.59	%(d)	5.60	%(d)
Portfolio turnover rate	11	%(e)	38	%(e)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Not annualized.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Total return is for the period indicated and is not annualized.

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2013	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately. On November 6, 2012, the Fund issued 1,500,000 shares. The beginning net assets of the Fund on such date were $30,000,000.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2013 is as follows:

	Total Market Value at 12/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$120,441,352	$—	$120,441,352	$—
Foreign Domiciled Senior Loans*	6,773,378	—	6,773,378	—

Total	$127,214,730	$—	$127,214,730	$—

* Please refer to the Investment Portfolio for industry/country breakout.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

For the six months ended December 31, 2013, there were no transfers between Level 1 and Level 2. For the six months ended December 31, 2013, there were no Level 3 securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less, to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Offering Costs

Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of December 31, 2013, the Fund had fully amortized its offering costs.

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the period ended June 30, 2013 was as follows:

	Ordinary Income*	Distributions paid from: Long-Term Capital Gains	Distributions in Excess
Highland/iBoxx Senior Loan ETF
2013	$1,817,844	$—	$—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

As of June 30, 2013, the Fund’s tax year end, the components of accumulated losses on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
Highland/iBoxx Senior Loan ETF	$—	$365,483	$—	$(1,124,024)

Unrealized appreciation and depreciation at December 31, 2013, based on cost of investments for U.S. federal income tax purposes, was:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Highland/iBoxx Senior Loan ETF	$765,222	$(1,277,428)	$(512,206)	$127,726,936

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 0.45%.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Administrator receives a monthly administration fee from the Fund, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund at an annual rate of 0.10% on the first $250 million of net assets, 0.09% on the next $750 million of net assets, and 0.08% on all net assets exceeding $1 billion, subject to an annual minimum fee of $85,000. The Fund will be charged the greater of the asset based fee or the annual minimum fee.

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor receives $100 per Authorized Participant transaction for its distribution services under the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser contractually agreed to limit total annual operating expenses to 0.55% of average daily net assets. The expense cap will continue through at least October 31, 2014, and may not be terminated prior to this date without the action or consent of the Board. For the six months ended December 31, 2013, the Investment Adviser waived $246,217 of investment advisory fees and reimbursed $45,793 of other operating expenses.

If at any point it becomes unnecessary for the Investment Adviser to reduce fees or make expense reimbursements, the Investment Adviser may retain the difference between the Fund’s total annual operating expenses and 0.55% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of December 31, 2013, pursuant to the above, fees which were previously waived and reimbursed by the Investment Adviser which may be subject to possible future reimbursement to the Investment Adviser were $371,764, expiring in 2016 and $292,010 expiring in 2017.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report. The Fund pays no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

Note 5. Portfolio Information

For the six months ended December 31, 2013, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities (excluding in-kind transactions, long-term U.S. government securities and short-term investments) amounted to the following:

	Purchases		Sales
	U.S. Government*	Other	U.S. Government*	Other
Highland/iBoxx Senior Loan ETF	$—	$58,738,375	$—	$11,961,442

*	The Fund did not have any purchases or sales of U.S. government securities for the six months ended December 31, 2013.

Note 6. Indemnification

The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

The Fund invests all or substantially all of its assets in senior loans of other securities that are rated below investment grade and unrated senior loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund or the Investments Adviser could be subject to such liability.

Market Risk

The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Note 8. Credit Agreement

Effective November 2, 2012, the Fund entered into a $25,000,000 credit agreement (the “Credit Agreement”) with State Street Bank, with an expiration date of November 1, 2013. On May 24, 2013, the Credit Agreement expiration date was extended to May 23, 2014. Interest is charged at a rate equal to the higher of the federal funds rate or adjusted LIBOR plus 1.25% per annum based on any outstanding borrowings. In addition, a commitment fee of 0.10% per annum is charged. Included in the Statement of Operations is $503 of Commitment fees.

During the six months ended December 31, 2013, the Fund did not have any outstanding borrowings.

Note 9. Recent Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services—Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Semi-Annual Report	17

ADDITIONAL INFORMATION (unaudited)

December 31, 2013	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts is available on the Fund’s website at www.highlandfunds.com.

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2013 through December 31, 2013, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2013	Highland/iBoxx Senior Loan ETF

	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Annualized Expense Ratios	Expenses Paid During Period*	Actual Returns for Period
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$1,028.50	0.55%	$2.81	2.85%
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80	2.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period.)

Semi-Annual Report	19

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management

Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended December 31, are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and are available upon request without charge by calling 1-855-799-4757.

20	Semi-Annual Report

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Highland/iBoxx Senior Loan ETF

Semi-Annual Report, December 31, 2013

www.highlandfunds.com

HFI-SA-001-0200

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

3

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date: March 10, 2014

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: March 10, 2014

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